UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                   FORM N-CSR
                         Certified Shareholder Report of
                   Registered Management Investment Companies

                  Investment Company Act File Number: 811-5364



                           American High-Income Trust
               (Exact Name of Registrant as specified in charter)

                              333 South Hope Street
                          Los Angeles, California 90071
                    (Address of principal executive offices)




       Registrant's telephone number, including area code: (213) 486-9200

                   Date of fiscal year end: September 30, 2004

                    Date of reporting period: March 31, 2004





                                Julie F. Williams
                     Capital Research and Management Company
                              333 South Hope Street
                          Los Angeles, California 90071
                     (name and address of agent for service)


                                   Copies to:
                             Robert E. Carlson, Esq.
                      Paul, Hastings, Janofsky & Walker LLP
                             515 South Flower Street
                          Los Angeles, California 90071
                          (Counsel for the Registrant)

ITEM 1 - Reports to Stockholders

[logo - American Funds(R)]

The right choice for the long term(R)

AMERICAN HIGH-INCOME TRUST

[cover:  man looking through report]

Semi-annual report for the six months ended March 31, 2004

AMERICAN HIGH-INCOME TRUST(SM) seeks a high level of current income and, secondarily, capital appreciation through a diversified, carefully supervised portfolio consisting primarily of lower rated, higher risk corporate bonds.

This fund is one of the 29 American Funds, the nation's third-largest mutual fund family. For more than seven decades, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2004:


Class A shares                                                      1 year           5 years          10 years

Reflecting 3.75% maximum sales charge                               +17.40%          +5.87%            +7.60%

The fund's 30-day yield for Class A shares as of April 30, 2004, calculated in accordance with the Securities and Exchange Commission formula, was 5.74%. The fund's distribution rate for Class A shares as of that date was 6.59%. Both reflect the 3.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund's past dividends paid to shareholders. Accordingly, the fund's SEC yield and distribution rate may differ.

Results for other share classes can be found on page 44. Please see page 45 for important information about other share classes.

FIGURES SHOWN ON THESE TWO PAGES ARE PAST RESULTS FOR CLASS A SHARES AND ARE NOT PREDICTIVE OF RESULTS IN FUTURE PERIODS. CURRENT AND FUTURE RESULTS MAY BE LOWER OR HIGHER THAN THOSE SHOWN. SHARE PRICES AND RETURNS WILL VARY, SO INVESTORS MAY LOSE MONEY. FOR THE MOST CURRENT INFORMATION AND MONTH-END RESULTS, VISIT AMERICANFUNDS.COM. FUND RESULTS SHOWN, UNLESS OTHERWISE INDICATED, ARE AT NET ASSET VALUE. IF A SALES CHARGE (MAXIMUM 3.75%) HAD BEEN DEDUCTED, THE RESULTS WOULD HAVE BEEN LOWER.

Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal. Investing outside the United States involves additional risks, such as currency fluctuations, political instability, differing securities regulations and periods of illiquidity, which are detailed in the fund's prospectus.

[photograph: man on the phone looking through report]




FELLOW SHAREHOLDERS:

An improving economy and declining interest rates helped American High-Income Trust to post strong gains for the first half of fiscal 2004.

Shareholders who reinvested monthly dividends totaling 42 cents a share earned a total return of 7.5% for the six months ended March 31, 2004, including an income return of 3.6% (7.2% annualized). That compares with a 7.9% return for the Lipper High Current Yield Bond Funds Index, a benchmark of similar funds, and an 8.6% return for the Credit Suisse First Boston High Yield Bond Index, which attempts to mirror the high-yield debt markets. The Citigroup Broad Investment-Grade (BIG) Bond Index, which measures high-quality bond markets including Treasuries, posted a 3.1% return for the same period. The latter two indexes are unmanaged and include no expenses.

RESULTS AT A GLANCE
CLASS A SHARE TOTAL RETURNS(1)  (for periods ended March 31, 2004)

                                                                    SIX MONTHS            1 YEAR      LIFETIME(2)

American High-Income Trust                                               +7.5%            +21.9%            +9.4%
Credit Suisse First Boston High Yield Bond Index                         +8.6             +22.9             +9.2
Citigroup Broad Investment-Grade (BIG)
     Bond Index                                                          +3.1            +  5.5             +8.2
Lipper High Current Yield Bond Funds Index                               +7.9             +21.2             +7.3

(1) Change in value of investment with dividends and capital gain distributions reinvested. Market indexes are unmanaged.
(2) Average annual total return since February 19, 1988.


Shareholders who elected to take their dividends in cash saw the value of their holdings increase 3.9%, while also earning an income return of 3.5%.

Over the past 12 months ended March 31, 2004, results were even stronger, as the high-yield bond market bounced back from its 2002 lows. American High-Income Trust earned a total return of 21.9%, compared to 21.2% for the Lipper index and 22.9% for the Credit Suisse First Boston index.

We have been pleased with the fund's recent high returns, but also want to remind shareholders that such results are not likely to be repeated in the period ahead. Over the past 10 years, shareholders have earned an average annual return of 8.0%, with dividends reinvested. That compares to a 5.5% return for the Lipper index and a 7.7% return for the Credit Suisse First Boston index.

PUTTING THE SIX MONTHS IN PERSPECTIVE

The 2002 downturn in prices of high-yield bonds was the product of reduced corporate earnings, diminished access to capital, a high default rate and concerns about accounting irregularities. In recent months, many issuers of high-yield bonds focused on improving their balance sheets through debt reduction. As the economy improved throughout 2003, concerns of solvency and liquidity eased, the default rate declined and many high-yield bonds experienced a sharp bounce back in prices. The strong results of the past six-month period were a continuation of the recovery, which began in late 2002.

We believe that the prices of high-yield bonds are now closer to their intrinsic value. Some of the most lucrative investments of the past two years, including investment-grade companies facing temporary liquidity concerns and telecommunications companies reconstructing their operations, are now more fairly valued. We are, however, finding interesting opportunities in other sectors in the midst of credit improvement, including many companies in the utility and health care sectors that are continuing to improve their operations and balance sheets. We focus our research on companies that will do well not only in the current stronger economic climate, but can experience improvement in credit-worthiness over a full economic cycle.

PROCEEDING WITH CAUTION

Going forward, we are preparing the portfolio for the possibility of increasing inflation and higher interest rates. Rising rates typically cause bond prices to decline. As a result, we are reducing our positions in some of the more interest-rate-sensitive investment-grade bonds that have already posted significant gains. Although lower quality bonds can also be negatively affected by a rise in rates, they can benefit when higher rates are accompanied by strong economic growth or greater pricing power, which allows them to improve their credit standing.

American High-Income Trust's analysts and portfolio counselors take a long-term view in finding holdings for the portfolio. We rely on intensive research to look beyond immediate market cycles to find the issuers that will be able to weather difficult environments, and thrive in various business and market cycles. We believe this remains a sound approach for long-term investment success.

Cordially,

/s/ Paul G. Haaga, Jr.                  /s/ David C. Barclay
Paul G. Haaga, Jr.                      David C. Barclay
Chairman of the Board                   President

May 17, 2004

Figures shown on the opposite page are past results for Class A shares and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money.

Fund results shown are at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower. For current information about the fund, visit americanfunds.com.


INVESTMENT PORTFOLIO, March 31, 2004                                  Unaudited

[begin pie chart]
PORTFOLIO BREAKDOWN:                          % of Net Assets

U.S. corporate bonds                                 78.2 %
Non-U.S. corporate bonds                             13.5
U.S. Government obligations                           1.1
Non-U.S. government bonds                             2.6
Common stocks & warrants                              1.7
Other                                                 0.4
Cash & equivalents                                    2.5

[end pie chart]



                                                                                                                        Market
                                                                                          Principal amount               value
BONDS, NOTES AND PREFERRED STOCKS - 95.87%                                                 (000) or shares               (000)

TELECOMMUNICATION SERVICES  -  14.15%
American Tower Corp.:
 9.375% 2009                                                                                    $  105,850             112,201
 5.00% convertible debentures 2010                                                                  25,925              25,893
 7.25% 2011 (1)                                                                                      5,425               5,574
 7.50% 2012 (1)                                                                                     18,300              17,568
American Towers, Inc. 0%/12.25% 2008   (2)                                                          38,250              27,062
Dobson Communications Corp.:
 Series F, 6.00% convertible preferred (1)                                                          57,760 Shares        6,094
 13.00% senior exchangeable preferred 2009                                                          29,237              20,466
 10.875% 2010                                                                                   $   27,025              24,052
 8.875% 2013                                                                                        48,835              38,580
American Cellular Corp., Series B, 10.00% 2011                                                      61,050              58,913
Qwest Services Corp.: (1)
 13.00% 2007                                                                                        51,641              59,645
 13.50% 2010                                                                                        20,280              23,677
 14.00% 2014                                                                                         8,097               9,818
Qwest Capital Funding, Inc. 7.75% 2006                                                              29,100              29,391
Qwest Corp. 9.125% 2012 (1)                                                                          3,600               4,104
U S WEST, Inc. 7.20% 2004                                                                            1,500               1,545
Nextel Communications, Inc.:
 6.875% 2013                                                                                        27,000              28,822
 5.95% 2014                                                                                          2,000               1,995
 7.375% 2015                                                                                        77,650              84,444
Crown Castle International Corp.:
 9.375% 2011                                                                                        15,750              17,167
 10.75% 2011                                                                                        20,000              22,500
 7.50% 2013                                                                                         42,000              41,475
 Series B, 7.50% 2013                                                                               33,300              32,884
Nextel Partners, Inc.:
 12.50% 2009                                                                                         9,858              11,632
 11.00% 2010                                                                                        12,750              14,216
 8.125% 2011                                                                                        77,175              81,998
Western Wireless Corp. 9.25% 2013                                                                   78,925              81,490
Centennial Cellular Corp. 10.75% 2008                                                               25,051              25,990
Centennial Communications Corp. and Centennial Cellular Operating Co.
   LLC 10.125% 2013                                                                                 31,305              32,401
Centennial Communications Corp., Centennial Cellular Operating Co. LLC and
   Centennial Puerto Rico Operating Corp.16,700% 2014 (1)                                           16,700              15,489
Triton PCS, Inc.:
 8.75% 2011                                                                                         16,075              15,271
 9.375% 2011                                                                                        15,135              14,681
 8.50% 2013                                                                                         39,705              42,484
Cincinnati Bell Inc. 7.25% 2013                                                                     59,925              60,824
Sprint Capital Corp.:
 6.375% 2009                                                                                         6,820               7,609
 7.625% 2011                                                                                        23,860              27,906
 8.375% 2012                                                                                        10,550              12,869
 6.90% 2019                                                                                         11,332              12,420
Cricket Communications, Inc.: (3)   (4)
 6.375% 2007                                                                                        11,325              10,306
 6.1875% 2007                                                                                       24,355              22,163
 9.50% 2007                                                                                          7,000               6,370
AirGate PCS, Inc.: (5)
 9.375% 2009  (1)                                                                                   16,253              15,237
 9.375% 2009                                                                                         3,000               2,812
Mobile TeleSystems Finance 5.13% 2004 (1)  (3)                                                      18,000              18,045
AT&T Corp. 8.05% 2011  (3)                                                                          15,250              17,859
France Telecom 8.75% 2011 (3)                                                                       14,250              17,432
AT&T Wireless Services, Inc.:
 8.125% 2012                                                                                        10,000              12,204
 8.75% 2031                                                                                          3,000               3,905
NTELOS Inc. 9.00% convertible bond 2013 (1) (6)                                                     14,555              16,077
TeleWest PLC 11.00% 2007 (4)                                                                         4,675               2,992
Telewest Communications PLC: (4)
 11.25% 2008                                                                                         2,460               1,568
 9.875% 2010                                                                                         6,500               3,965
Millicom International Cellular SA 10.00% 2013 (1)                                                   6,500               6,792
FairPoint Communications, Inc. 11.875% 2010                                                          4,950               5,965
UbiquiTel Operating Co. 9.875% 2011 (1)                                                              5,875               5,757
PCCW-HKT Capital Ltd. 7.75% 2011 (1)                                                                 4,750               5,723
US Unwired, Series B, 0%/13.375% 2009 (2)                                                            3,000               2,820
Rogers Cantel Inc. 9.75% 2016                                                                        1,625               2,047
Cellco Finance NV 12.75% 2005                                                                        1,500               1,657
MetroPCS, Inc. 10.75% 2011                                                                           1,000               1,065
GT Group Telecom Inc. 0%/13.25% 2010 (2)  (4) (6)                                                   11,000
XO Communications, Inc. 14.00% preferred 2009 (7)  (8)                                                  40 Shares
                                                                                                                     1,333,911

MATERIALS  -  10.65%
Georgia-Pacific Corp.:
  7.50% 2006                                                                                    $   14,875              16,065
  7.375% 2008                                                                                       28,700              31,498
  8.875% 2010                                                                                        4,750               5,569
  8.125% 2011                                                                                       25,575              29,155
  9.50% 2011                                                                                         1,250               1,512
  9.375% 2013                                                                                          250                 296
  7.70% 2015                                                                                           775                 852
  9.125% 2022                                                                                        3,000               3,116
  9.50% 2022                                                                                         5,000               5,225
  8.25% 2023                                                                                         5,000               5,175
  8.875% 2031                                                                                       10,095              11,357
Fort James Corp. 6.625% 2004                                                                         1,600               1,632
Lyondell Chemical Co.:
 9.50% 2008                                                                                         10,000              10,275
 11.125% 2012                                                                                       12,340              13,327
Equistar Chemicals, LP:
 10.125% 2008                                                                                       16,050              17,334
 8.75% 2009                                                                                          9,315               9,548
Equistar Chemicals, LP and Equistar Funding Corp. 10.625% 2011                                      43,875              47,495
Freeport-McMoRan Copper & Gold Inc. 10.125% 2010                                                    70,755              80,661
Jefferson Smurfit Corp. (U.S.):
 8.25% 2012                                                                                         26,670              29,204
 7.50% 2013                                                                                         19,375              20,537
Stone Container Corp.:
 9.25% 2008                                                                                          6,425               7,196
 9.75% 2011                                                                                         10,700              12,011
 8.375% 2012                                                                                           500                 549
Owens-Brockway Glass Container Inc.:
 8.875% 2009                                                                                         9,425              10,226
 7.75% 2011                                                                                         15,985              16,784
 8.75% 2012                                                                                         22,225              24,281
Owens-Illinois, Inc.:
 8.10% 2007                                                                                          5,250               5,381
 7.35% 2008                                                                                          4,440               4,396
 7.50% 2010                                                                                          2,000               1,925
Abitibi-Consolidated Co. of Canada:
 6.95% 2006                                                                                          5,000               5,227
 5.25% 2008                                                                                         13,750              13,419
 6.00% 2013                                                                                         30,575              28,701
Abitibi-Consolidated Inc. 8.55% 2010                                                                10,100              11,057
Abitibi-Consolidated Finance LP 7.875% 2009                                                          2,500               2,663
Millennium America Inc.:
 9.25% 2008 (1)                                                                                     13,950              14,961
 9.25% 2008                                                                                         31,375              33,650
 7.625% 2026                                                                                         4,675               4,254
Graphic Packaging International, Inc.:
 8.50% 2011                                                                                         26,490              29,669
 9.50% 2013                                                                                          8,250               9,364
Potlatch Corp. 10.00% 2011                                                                          33,355              37,858
United States Steel Corp.:
 10.75% 2008                                                                                         5,500               6,435
 9.75% 2010                                                                                         22,500              25,762
Gerdau Ameristeel Corp. and GUSAP Partners 10.375% 2011                                             27,375              31,071
Kappa Beheer BV:
 10.625% 2009                                                                                       16,250              21,381
 0%/12.50% 2009 (2)                                                                         Euro     6,150               7,979
Associated Materials Inc. 0%/11.25% 2014 (1)  (2)                                               $   45,135              27,645
Norampac Inc. 6.75% 2013                                                                            23,100              24,601
AK Steel Corp.:
 7.875% 2009                                                                                         7,120               6,550
 7.75% 2012                                                                                         19,900              17,860
Oregon Steel Mills, Inc. 10.00% 2009                                                                23,724              23,902
Nalco Co. 7.75% 2011 (1)                                                                            22,250              23,362
Longview Fibre Co. 10.00% 2009                                                                      17,950              19,565
Earle M. Jorgensen Co. 9.75% 2012                                                                   16,390              18,521
Steel Dynamics, Inc. 9.50% 2009                                                                     15,800              17,735
Luscar Coal Ltd. 9.75% 2011                                                                         15,215              17,421
Ainsworth Lumber Co. Ltd. 6.75% 2014 (1)                                                            16,600              16,766
Smurfit Capital Funding PLC 6.75% 2005                                                              10,175              10,582
JSG Funding PLC:
 9.625% 2012                                                                                         1,650               1,873
 15.50% 2013 (7)                                                                                     2,625               3,018
Ispat Inland ULC 9.75% 2014 (1)                                                                     14,450              15,100
Tekni-Plex, Inc., Series B, 12.75% 2010                                                             10,575              11,130
Ball Corp., Series A, 6.875% 2012                                                                    7,500               8,147
Peabody Energy Corp., Series B, 6.875% 2013                                                          7,000               7,595
UCAR Finance Inc. 10.25% 2012                                                                        5,551               6,495
Georgia Gulf Corp. 7.125% 2013 (1)                                                                   6,000               6,405
Allegheny Technologies, Inc. 8.375% 2011                                                             5,000               5,050
Norske Skogindustrier ASA 7.125% 2033 (1)                                                            2,500               2,688
Airgas, Inc. 6.25% 2014 (1)                                                                          2,500               2,587
Kaiser Aluminum & Chemical Corp. 12.75% 2025 (9)                                                    11,875               1,425
Indah Kiat Finance Mauritius Ltd. 10.00% 2007 (4)                                                      125                  64
Indah Kiat International Finance Co. BV 11.875% 2002 (9)                                             2,250               1,159
Pindo Deli Finance Mauritius Ltd.:
 10.25% 2002 (9)                                                                                     2,500                 656
 10.75% 2007 (4)                                                                                       550                 146
APP International Finance Co. BV 11.75% 2005 (4)                                                       275                 126
                                                                                                                     1,004,207

MEDIA  -  9.80%
Cinemark USA, Inc.:
 Series B, 8.50% 2008                                                                                4,000               4,200
 9.00% 2013                                                                                         58,218              63,603
Cinemark USA, Inc. 0%/9.75% 2014 (1)  (2)                                                           42,950              26,844
Hollinger Participation Trust 12.125% 2010 (1)  (3)  (7)                                            43,912              50,883
CanWest Media Inc., Series B:
 10.625% 2011                                                                                       16,100              18,354
 7.625% 2013                                                                                         6,000               6,570
Young Broadcasting Inc.:
 8.50% 2008 (1)                                                                                      7,000               7,595
 10.00% 2011                                                                                        50,560              54,352
Quebecor Media Inc.:
 0%/13.75% 2011 (2)                                                                                  2,192               2,006
 11.125% 2011                                                                                       38,678              44,576
Sun Media Corp. 7.625% 2013                                                                          4,250               4,643
Charter Communications Holdings, LLC:
 10.75% 2009                                                                                         6,925               6,094
 10.25% 2010 (1)                                                                                    23,500              24,322
 0%/9.92% 2011 (2)                                                                                   3,400               2,830
 0%/11.75% 2011 (2)                                                                                 11,175               7,152
 0%/13.50% 2011 (2)                                                                                  5,525               3,978
Charter Communications Holdings Capital Corp. 0%/12.125% 2012 (2)                                    2,850               1,753
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013 (1)                                      4,500               4,612
AMC Entertainment Inc.:
 9.50% 2011                                                                                          7,307               7,672
 9.875% 2012                                                                                        23,150              25,349
 8.00% 2014 (1)                                                                                     16,340              16,299
Tele-Communications, Inc.:
 9.80% 2012                                                                                          9,380              12,469
 7.875% 2013                                                                                         3,173               3,832
TCI Communications, Inc. 8.75% 2015                                                                  7,500               9,670
Comcast Corp.:
 10.625% 2012                                                                                        2,245               2,982
 7.05% 2033                                                                                          5,000               5,578
Lenfest Communications, Inc. 7.625% 2008                                                             6,750               7,731
Telenet Communication NV 9.00% 2013                                                           Euro  17,635              22,119
Telenet Group Holding NV 0%/11.50% 2014 (1)  (2)                                                $   31,530              19,391
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc. 8.375% 2013                                    33,000              37,785
Antenna TV SA:
 9.00% 2007                                                                                          8,852               8,985
 9.75% 2008                                                                                   Euro  20,750              26,090
AOL Time Warner Inc.:
 6.15% 2007                                                                                     $   20,000              21,992
 6.875% 2012                                                                                         9,500              10,889
Liberty Media Corp.:
  7.75% 2009                                                                                         4,750               5,582
  7.875% 2009                                                                                        5,500               6,501
  5.70% 2013                                                                                         5,000               5,231
  8.50% 2029                                                                                         6,000               7,508
  8.25% 2030                                                                                         6,450               7,969
Carmike Cinemas, Inc. 7.50% 2014 (1)                                                                26,600              27,198
Gray Communications Systems, Inc.:
 9.25% 2011                                                                                         20,800              23,348
 Series C, 8.00% convertible preferred 2012 (1)  (6) (7)                                               300 Shares        3,523
Emmis Communications Corp. 0%/12.50% 2011 (2)                                                   $   27,297              26,273
EchoStar DBS Corp. 9.125% 2009                                                                      22,425              25,452
Adelphia Communications Corp.:
 10.25% 2006  (4)                                                                                    9,955               9,557
 10.25% 2011  (4)                                                                                    9,850               9,899
 Series B, 13.00% preferred 2009 (8)                                                                36,196 Shares          480
Century Communications Corp. 0% 2013 (9)                                                        $    4,565               4,223
Comcast UK Cable Partners Ltd. 11.20% 2007                                                          20,605              20,811
Regal Cinemas Corp., Series B, 9.375% 2012                                                          17,750              20,146
Videotron Ltee 6.875% 2014                                                                          19,005              19,955
NextMedia Operating, Inc. 10.75% 2011                                                               15,000              16,875
Dex Media East LLC, Dex Media East Finance Co., Series B, 9.875% 2009                                5,000               5,650
Dex Media, Inc. 0%/9.00% 2013 (1)  (2)                                                              16,225              10,465
RH Donnelley Inc.: (1)
 8.875% 2010                                                                                        10,605              11,984
 10.875% 2012                                                                                        3,000               3,592
LBI Media, Inc. 10.125% 2012                                                                        11,140              12,783
Radio One, Inc., Series B, 8.875% 2011                                                              10,250              11,429
Clear Channel Communications, Inc. 4.625% 2008                                                       3,000               3,145
Chancellor Media Corp. of Los Angeles 8.00% 2008                                                     6,699               7,871
British Sky Broadcasting Group PLC 8.20% 2009                                                        7,500               9,060
Entercom Radio, LLC 7.625% 2014                                                                      6,500               7,069
Entravision Communications Corp. 8.125% 2009                                                         6,000               6,465
Reader's Digest Association, Inc. 6.50% 2011 (1)                                                     5,350               5,537
RBS Participacoes SA 11.00% 2007 (1)                                                                 4,500               3,982
Univision Communications Inc. 7.85% 2011                                                             3,000               3,642
News America Inc. 6.75% 2038                                                                         2,990               3,480
Globo Comunicacoes e Participacoes Ltda., Series B, 10.50% 2006 (1)  (4)                             2,600               1,521
Globo Comunicacoes e Participacoes SA 10.625% 2008 (1)  (4)                                          2,485               1,454
PanAmSat Corp. 6.125% 2005                                                                           1,025               1,052
                                                                                                                       923,912

TECHNOLOGY HARDWARE & EQUIPMENT  -  7.97%
Solectron Corp.:
 Series B, 7.375% 2006                                                                              13,095              13,701
 9.625% 2009                                                                                        54,425              60,412
 0% LYON convertible notes 2020                                                                     69,150              40,626
Xerox Corp.:
 7.15% 2004                                                                                          5,500               5,610
  9.75% 2009                                                                                         2,000               2,340
  7.125% 2010                                                                                       46,405              49,421
  7.625% 2013                                                                                        5,000               5,350
Xerox Capital (Europe) PLC 5.875% 2004                                                              28,500              28,571
ON Semiconductor Corp.:
 13.00% 2008  (3)                                                                                   33,636              40,868
 Semiconductor Components Industries, LLC 12.00% 2010 (3)                                           16,174              20,056
Semiconductor Note Participation Trust 0% 2011 (1)                                                  14,745              21,307
SCG Holding Corp. 12.00% 2009                                                                        7,555               8,197
SCI Systems, Inc. 3.00% convertible subordinated debentures 2007                                    12,000              11,550
Sanmina-SCI Corp. 10.375% 2010                                                                      51,750              61,324
Micron Technology, Inc.:
 6.50% 2005 (1)                                                                                     45,000              45,000
 2.50%  convertible notes 2010 (1)                                                                   8,000              12,350
 2.50% convertible notes 2010                                                                        5,000               7,719
Amkor Technology, Inc.:
 5.75% convertible notes 2006                                                                        6,800               6,808
 9.25% 2008                                                                                         19,930              22,072
 7.75% 2013                                                                                         30,810              31,580
Motorola, Inc.:
 7.625% 2010                                                                                         7,000               8,158
 8.00% 2011                                                                                         18,235              21,827
 7.50% 2025                                                                                          9,500              10,644
 6.50% 2028                                                                                          1,000               1,019
 5.22% 2097                                                                                          4,550               3,549
Fairchild Semiconductor Corp.:
 5.00% convertible notes 2008                                                                       17,850              19,390
 10.50% 2009                                                                                        18,475              20,484
Viasystems, Inc. 10.50% 2011 (1)                                                                    34,450              38,670
Flextronics International Ltd.:
 9.75% 2010                                                                                   Euro  11,310              15,507
 6.50% 2013                                                                                     $   14,300              15,122
Lucent Technologies Inc.:
 7.25% 2006                                                                                         15,000              15,787
 5.50% 2008                                                                                          4,000               3,950
Nortel Networks Ltd. 6.125% 2006                                                                    17,925              18,463
Celestica Inc. 0% convertible debentures 2020                                                       32,625              17,862
Jabil Circuit, Inc. 5.875% 2010                                                                     14,750              15,845
Conexant Systems, Inc. 4.00% convertible subordinated notes 2007                                    14,700              14,553
Juniper Networks, Inc. 4.75% convertible subordinated notes 2007                                     6,676               6,784
LSI Logic Corp. 4.00% convertible notes 2006                                                         3,000               2,959
Hyundai Semiconductor America, Inc. 8.625% 2007 (1)                                                  2,600               2,540
ZiLOG, Inc. - MOD III Inc., units  (6) (8)                                                           3,315               1,776
Cypress Semiconductor Corp. 3.75% convertible subordinated notes 2005                                1,525               1,533
                                                                                                                       751,284

RETAILING  -  7.43%
J.C. Penney Co., Inc.:
 7.60% 2007                                                                                          1,375               1,540
 7.375% 2008                                                                                         3,750               4,242
 8.00% 2010                                                                                         29,995              35,319
 9.00% 2012                                                                                          4,020               5,125
 6.875% 2015                                                                                        12,920              14,309
 7.65% 2016                                                                                          2,000               2,345
 7.95% 2017                                                                                         13,800              16,387
 9.75% 2021 (10)                                                                                     8,136               8,441
 8.25% 2022 (10)                                                                                    13,937              14,494
 8.125% 2027                                                                                         6,100               6,893
 7.625% 2097                                                                                         9,875              10,517
Ahold Finance U.S.A., Inc.:
 6.25% 2009                                                                                         25,960              26,609
 8.25% 2010                                                                                         17,977              20,044
 6.50% 2017                                                                                   Pound  1,375               2,315
Koninklijke Ahold NV:
 4.00% convertible subordinated notes 2005                                                    Euro  10,000              12,405
 5.875% 2008                                                                                        15,750              19,852
Ahold Lease Pass Through Trust: (10)
 Series 2001-A-1, 7.82% 2020                                                                    $    3,139               3,282
 Series 2001-A-2, 8.62% 2025                                                                         5,570               5,824
Ahold Finance U.S.A., Inc. 6.875% 2029                                                               3,000               2,805
Delhaize America, Inc.:
  7.375% 2006                                                                                       12,155              13,173
  8.125% 2011                                                                                       39,145              45,212
  9.00% 2031                                                                                        23,000              27,571
Amazon.com, Inc.:
 4.75% convertible subordinated debentures 2009                                                      8,825               9,035
 6.875% PEACS convertible subordinated notes 2010                                             Euro  59,550              73,595
Pathmark Stores, Inc. 8.75% 2012                                                                $   47,575              49,954
Toys "R" Us, Inc.:
 7.625% 2011                                                                                         9,900              10,395
 7.875% 2013                                                                                        24,590              25,942
 7.375% 2018                                                                                         9,980               9,830
Saks Inc.:
  7.50% 2010                                                                                         5,000               5,575
  9.875% 2011                                                                                       16,492              20,368
  7.375% 2019                                                                                       17,050              17,860
Boise Cascade Corp.:
  7.50% 2008                                                                                         2,000               2,198
  9.45% 2009                                                                                         3,250               3,833
  6.50% 2010                                                                                        23,000              24,693
Gap, Inc. 10.55% 2008   (3)                                                                         22,610              28,149
Winn-Dixie Stores, Inc.:
 8.875% 2008                                                                                        26,650              23,718
 7.803% 2017 (1)  (10)                                                                               3,171               2,602
Dillard's, Inc.:
 6.43% 2004                                                                                          2,950               2,976
 6.69% 2007                                                                                          1,000               1,025
 6.30% 2008                                                                                          2,950               2,979
 6.625% 2018                                                                                         3,000               2,962
 7.00% 2028                                                                                          3,000               2,835
Mercantile Stores Company, Inc. 8.20% 2022 (10)                                                      7,500               7,425
Dillard Department Stores, Inc. 7.875% 2023                                                          2,500               2,612
Payless ShoeSource, Inc. 8.25% 2013                                                                 20,650              20,185
Office Depot, Inc. 10.00% 2008                                                                      13,375              16,251
PETCO Animal Supplies, Inc. 10.75% 2011                                                             10,875              12,751
DR Securitized Lease Trust, Series 1994 K-2, 4.68% 2019 (10) (11)                                    8,303               4,489
Kmart Corp. Pass Through Trust, Series 1995-K-2, 3.06% 2020  (10) (11)                               9,009               4,150
Rite Aid Corp.:
 6.875% 2013                                                                                         1,600               1,488
 7.70% 2027                                                                                          6,280               5,778
Petro Stopping Centers, LP and Petro Financial Corp. 9.00% 2012 (1)                                  4,750               4,916
Great Atlantic & Pacific Tea Co., Inc.:
 9.125% 2011                                                                                           300                 264
 9.375% QUIBS preferred 2039                                                                        18,500 Shares          428
                                                                                                                       699,965

HOTELS, RESTAURANTS & LEISURE  -  6.21%
Six Flags, Inc.:
 Series B, 7.25% PIERS convertible preferred 2009                                                1,000,000              24,150
 9.50% 2009                                                                                     $   16,000              16,960
 8.875% 2010                                                                                        29,625              30,736
 9.75% 2013                                                                                         16,125              17,213
 9.625% 2014 (1)                                                                                    15,650              16,706
Royal Caribbean Cruises Ltd.:
 7.00% 2007                                                                                         18,168              19,712
 6.75% 2008                                                                                          7,340               7,890
 8.00% 2010                                                                                         13,750              15,606
 8.75% 2011                                                                                         13,525              15,892
 6.875% 2013                                                                                         6,750               7,138
Mohegan Tribal Gaming Authority:
8.125% 2006                                                                                          7,055               7,655
6.375% 2009                                                                                         22,160              23,379
8.375% 2011                                                                                          4,000               4,440
8.00% 2012                                                                                           7,775               8,630
Argosy Gaming Co.:
 9.00% 2011                                                                                         10,350              11,696
 7.00% 2014 (1)                                                                                     25,650              26,997
Boyd Gaming Corp.:
 9.25% 2009                                                                                          6,595               7,428
 7.75% 2012                                                                                         22,750              24,456
 8.75% 2012                                                                                          4,500               4,984
ITT Corp. 6.75% 2005                                                                                12,000              12,690
Starwood Hotels & Resorts Worldwide, Inc.:
 7.375% 2007                                                                                         3,875               4,233
 7.875% 2012                                                                                        12,575              14,273
Circus and Eldorado Joint Venture and Silver Legacy Resort Casino 10.125% 2012                      26,430              27,025
MGM Mirage, Inc.:
 6.00% 2009                                                                                         11,000              11,605
 8.50% 2010                                                                                          3,100               3,635
Mirage Resorts, Inc.:
 6.75% 2007                                                                                          5,700               6,156
 6.75% 2008                                                                                          4,800               5,184
Extended Stay America, Inc. 9.875% 2011                                                             20,625              24,853
Buffets, Inc. 11.25% 2010                                                                           22,400              24,752
Hilton Hotels Corp.:
 7.625% 2008                                                                                         4,700               5,299
 7.20% 2009                                                                                          9,710              10,924
 8.25% 2011                                                                                          4,422               5,229
 7.625% 2012                                                                                         2,825               3,259
Horseshoe Gaming Holding Corp., Series B, 8.625% 2009                                               19,500              20,524
Harrah's Operating Co., Inc.:
 7.875% 2005                                                                                        10,875              11,799
 7.125% 2007                                                                                         3,850               4,319
 8.00% 2011                                                                                          3,189               3,836
YUM  Brands, Inc. 7.70% 2012                                                                        14,150              16,856
Coast Hotels and Casinos, Inc. 9.50% 2009                                                           12,000              12,660
Eldorado Resorts LLC 10.50% 2006                                                                    12,527              12,652
Perkins Family Restaurants, LP, Perkins Finance Corp., Series B, 10.125% 2007                       10,250              10,609
Mandalay Resort Group, Series B, 10.25% 2007                                                         7,500               8,869
Sbarro, Inc. 11.00% 2009                                                                            10,000               8,588
Florida Panthers Holdings, Inc. 9.875% 2009                                                          7,250               7,667
CKE Restaurants, Inc. 9.125% 2009                                                                    6,179               6,442
International Game Technology 8.375% 2009                                                            3,250               3,955
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 12.00% 2010                                     3,000               3,630
Ameristar Casinos, Inc. 10.75% 2009                                                                  2,000               2,323
                                                                                                                       585,514

UTILITIES  -  5.82%
Edison Mission Energy:
 10.00% 2008                                                                                        22,300              23,582
 7.73% 2009                                                                                         32,500              31,525
 9.875% 2011                                                                                        20,625              21,811
Mission Energy Holding Co. 13.50% 2008                                                              34,975              36,199
Midwest Generation, LLC, Series B, 8.56% 2016 (10)                                                  25,350              26,380
Homer City Funding LLC 8.734% 2026 (10)                                                             20,050              22,356
Southern California Edison, First and Refunding Mortgage Bonds, 8.00% 2007                          12,025              13,806
Edison International 6.875% 2004                                                                    10,000              10,200
AES Corp.:
 10.00% 2005 (1)                                                                                     8,726               8,987
 9.50% 2009                                                                                         19,357              21,099
 9.375% 2010                                                                                        10,569              11,573
 8.75% 2013 (1)                                                                                     43,985              48,603
 9.00% 2015 (1)                                                                                     15,150              16,798
AES Trust VII 6.00% convertible preferred 2008                                                     382,250 Shares       17,201
AES Red Oak, LLC, Series B, 9.20% 2029 (10)                                                     $    7,000               7,455
Dynegy Holdings Inc.: (1)
 9.875% 2010                                                                                        21,025              22,970
 10.125% 2013                                                                                       40,890              45,081
Nevada Power Co.:
 Series A, 8.25% 2011                                                                                5,500               6,064
 9.00% 2013 (1)                                                                                     22,555              25,431
Sierra Pacific Resources 8.625% 2014 (1)                                                             8,625               8,798
AES Generation SA 7.50% 2014 (1)                                                                    29,850              30,537
Duke Capital Corp.:
 7.50% 2009                                                                                         18,375              21,280
 5.50% 2014                                                                                          2,000               2,026
Drax Group Ltd.: (1) (3)
 Class A-1, 6.68% 2015                                                                        Pound  4,127               7,481
 Class B, 6.18% 2025                                                                                 3,491               5,011
Drax Group Ltd., Class A-2, unit, 8.18% 2015 (1) (3) (12)                                            4,746               9,695
Williams Companies, Inc.:
 8.625% 2010                                                                                    $    7,250               8,011
 8.125% 2012                                                                                         3,000               3,326
 8.75% 2032                                                                                          5,000               5,325
Williams Holdings of Delaware, Inc. 6.25% 2006                                                       1,250               1,298
Enersis SA 7.375% 2014 (1)                                                                          10,000              10,389
FPL Energy American Wind, LLC 6.639% 2023 (1)  (10)                                                  8,600               9,223
TNP Enterprises, Inc., Series B, 10.25% 2010                                                         4,250               4,654
Israel Electric Corp. Ltd. 7.75% 2027 (1)                                                            2,550               2,786
El Paso Production Holding Co. 7.75% 2013                                                            2,000               1,868
                                                                                                                       548,829

AUTOMOBILES & COMPONENTS  -  4.10%
Ford Motor Credit Co.:
 6.875% 2006                                                                                         4,500               4,788
 7.375% 2009                                                                                        38,000              41,758
 7.875% 2010                                                                                        12,025              13,472
 7.25% 2011                                                                                         31,500              34,166
 7.375% 2011                                                                                        34,000              37,129
Ford Motor Co. Capital Trust II 6.50% cumulative convertible trust
   preferred 2032                                                                                  160,600 Shares        8,520
General Motors Acceptance Corp.:
 6.125% 2006                                                                                    $    5,000               5,349
 6.125% 2007                                                                                        13,500              14,560
 6.15% 2007                                                                                         10,000              10,766
 6.875% 2011                                                                                        12,000              13,038
 6.875% 2012                                                                                        27,500              29,751
General Motors Corp.:
 7.20% 2011                                                                                          7,250               7,956
 Series B, 5.25% convertible debentures 2032                                                           500              12,750
Visteon Corp.:
 8.25% 2010                                                                                         12,750              14,066
 7.00% 2014                                                                                         22,410              22,306
Tenneco Automotive Inc.:
 Series B, 11.625% 2009                                                                             11,000              11,963
 10.25% 2013                                                                                         8,875              10,251
TRW Automotive Acquisition Corp.:
 9.375% 2013                                                                                        15,951              18,423
 11.00% 2013                                                                                         2,704               3,245
Stoneridge, Inc. 11.50% 2012                                                                        17,290              20,705
Lear Corp., Series B, 8.11% 2009                                                                    12,675              15,052
Dana Corp.:
 10.125% 2010                                                                                        4,925               5,713
 9.00% 2011                                                                                          5,500               6,641
Dura Operating Corp.:
 Series D, 9.00% 2009                                                                                3,000               3,053
 Series B, 8.625% 2012                                                                               4,625               4,949
ArvinMeritor, Inc.:
 6.625% 2007                                                                                           750                 782
 8.75% 2012                                                                                          4,375               4,889
Meritor Automotive, Inc. 6.80% 2009                                                                  2,200               2,294
R.J. Tower Corp., Series B, 12.00% 2013                                                              5,000               4,925
DaimlerChrysler North America Holding Corp. 7.20% 2009                                               3,000               3,419
Key Plastics Holdings, Inc., Series B, 10.25% 2007 (4) (6)                                           9,650                 121
                                                                                                                       386,800

OIL & GAS  -  3.95%
Premcor Refining Group Inc.:
 9.25% 2010                                                                                         12,675              14,513
 6.75% 2011                                                                                         23,700              25,892
 7.75% 2012                                                                                         33,650              37,015
 9.50% 2013                                                                                         34,625              40,511
 7.50% 2015                                                                                         23,900              26,410
Port Arthur Finance Corp. 12.50% 2009 (10)                                                           1,821               2,158
Petrozuata Finance, Inc., Series B: (10)
 8.22% 2017 (1)                                                                                     49,190              45,009
 8.22% 2017                                                                                          8,900               8,144
General Maritime Corp. 10.00% 2013                                                                  40,700              45,788
Western Oil Sands Inc. 8.375% 2012                                                                  29,605              35,452
Newfield Exploration Co.:
 Series B, 7.45% 2007                                                                                1,750               1,916
 7.625% 2011                                                                                         3,500               4,008
 8.375% 2012                                                                                        23,500              26,908
Teekay Shipping Corp. 8.875% 2011                                                                   18,875              22,013
Overseas Shipholding Group, Inc.:
 8.25% 2013                                                                                         12,000              13,260
 8.75% 2013                                                                                          7,000               7,989
Pogo Producing Co.:
 10.375% 2009                                                                                        8,250               8,745
 Series B, 8.25% 2011                                                                                1,700               1,921
Pemex Project Funding Master Trust:
 7.875% 2009                                                                                         1,400               1,621
 8.625% 2022                                                                                         1,170               1,357
XTO Energy Inc. 6.25% 2013                                                                           1,500               1,664
                                                                                                                       372,294

CAPITAL GOODS  -  3.91%
Tyco International Group SA:
 6.375% 2005                                                                                         2,150               2,251
 6.125% 2008                                                                                        18,225              19,848
 6.125% 2009                                                                                        11,500              12,513
 6.375% 2011                                                                                        16,000              17,527
 6.00% 2013 (1)                                                                                      6,500               6,866
Terex Corp.:
 9.25% 2011                                                                                         23,900              26,888
 Class B, 10.375% 2011                                                                              12,300              14,084
 7.375% 2014 (1)                                                                                    15,750              16,971
Technical Olympic USA, Inc.:
 9.00% 2010                                                                                         23,896              26,106
 7.50% 2011 (1)                                                                                      6,000               6,023
 10.375% 2012                                                                                       20,180              22,854
Swire Pacific Capital Ltd. 8.84% cumulative guaranteed perpetual
   capital securities (1)                                                                        1,125,000 Shares       31,219
Swire Pacific Offshore Financing Ltd. 9.33% cumulative guaranteed perpetual
   preferred capital securities (1)                                                                546,648              15,169
Nortek, Inc.:
 0%/10.00% 2011 (1)  (2)                                                                        $   48,425              37,045
 Class B, 9.875% 2011                                                                                5,850               6,611
American Standard Inc.:
 7.375% 2008                                                                                         4,450               4,995
 8.25% 2009                                                                                         10,190              11,973
 7.625% 2010                                                                                        16,850              19,588
Koppers Industry Inc. 9.875% 2013 (1)                                                               17,570              19,415
Cummins Inc. 9.50% 2010 (1)                                                                          5,550               6,563
Cummins Capital Trust I 7.00% QUIPS convertible preferred 2031 (1)                                 180,000 Shares       12,499
Jacuzzi Brands, Inc. 9.625% 2010                                                                $   13,500              14,985
AGCO Corp. 9.50% 2008                                                                                5,250               5,788
BE Aerospace, Inc. 8.50% 2010                                                                        3,000               3,225
Aviall, Inc. 7.625% 2011                                                                             3,000               3,225
NMHG Holding Co. 10.00% 2009                                                                         2,000               2,210
Bombardier Capital Inc., Series A, 6.125% 2006 (1)                                                   2,000               2,137
                                                                                                                       368,578

DIVERSIFIED FINANCIALS  -  3.64%
Fuji JGB Investment LLC, Series A, 9.87% noncumulative preferred (undated)(1)(3)                    67,315              79,257
IBJ Preferred Capital Co. LLC, Series A, 8.79% noncumulative preferred
   (undated) (1)  (3)                                                                               51,675              58,651
Capital One Financial Corp.:
 7.25% 2006                                                                                          2,500               2,720
 8.75% 2007                                                                                         19,800              22,677
 7.125% 2008                                                                                         5,000               5,642
Capital One Bank 6.50% 2013                                                                         12,500              13,621
Providian Financial Corp.:
 3.25% convertible debentures 2005                                                                  20,000              19,750
 Series A, 9.525% 2027 (1)                                                                          15,000              14,963
UFJ Finance Aruba AEC 6.75% 2013                                                                    16,745              18,550
Tokai Preferred Capital Co. LLC, Series A, 9.98% noncumulative preferred
   (undated) (1)  (3)                                                                               13,500              15,951
Sumitomo Mitsui Banking Corp. 8.00% 2012                                                             9,750              11,831
SB Treasury Co. LLC, Series A, 9.40% noncumulative preferred (undated) (1)  (3)                      8,480               9,964
MBNA Corp.:
 5.625% 2007                                                                                        10,000              10,860
 MBNA Capital A, Series A, 8.278% 2026                                                               7,500               8,444
Bayer Hypo-Vereinsbank 8.741% 2031 (1)                                                              11,003              13,883
Advanta Capital Trust I, Series B, 8.99% 2026                                                        9,000               7,763
Kazkommerts International BV 8.50% 2013 (1)                                                          7,000               7,455
Sovereign Capital Trust I 9.00% 2027                                                                 5,000               5,848
Chevy Chase Bank, FSB 6.875% 2013                                                                    5,500               5,679
BankUnited Capital Trust, BankUnited Financial Corp. 10.25% 2026                                     4,500               4,916
Korea First Bank 7.267% 2034 (1)   (3)                                                               4,395               4,659
                                                                                                                       343,084

CONSUMER DURABLES & APPAREL  -  3.14%
D.R. Horton, Inc.:
 5.00% 2009                                                                                          4,000               4,160
 8.00% 2009                                                                                         18,270              21,193
 9.75% 2010                                                                                          6,955               8,555
 7.875% 2011                                                                                         2,030               2,385
 6.875% 2013                                                                                         5,575               6,216
Schuler Homes, Inc. 10.50% 2011                                                                      6,280               7,442
K. Hovnanian Enterprises, Inc.:
 10.50% 2007                                                                                        12,480              14,789
 8.875% 2012                                                                                        14,475              16,429
 7.75% 2013                                                                                         10,750              11,771
 6.375% 2014 (1)                                                                                     6,000               6,075
William Lyon Homes, Inc.:
 10.75% 2013                                                                                        17,495              20,775
 7.50% 2014 (1)                                                                                     15,750              16,459
WCI Communities, Inc.:
 10.625% 2011                                                                                       22,900              25,992
 9.125% 2012                                                                                         9,200              10,304
Warnaco, Inc. 8.875% 2013                                                                           21,275              23,030
Toll Corp.:
 8.25% 2011                                                                                          5,500               6,243
 8.25% 2011                                                                                          1,750               1,956
Toll Brothers, Inc. 6.875% 2012                                                                      6,750               7,659
MDC Holdings, Inc.:
 7.00% 2012                                                                                         10,000              11,357
 5.50% 2013                                                                                          4,000               4,117
Beazer Homes USA, Inc. 8.375% 2012                                                                  13,250              14,873
Salton/Maxim Housewares, Inc. 10.75% 2005                                                            4,300               4,171
Salton, Inc. 12.25% 2008                                                                            10,200              10,047
Ryland Group, Inc.:
 5.375% 2008                                                                                        11,000              11,660
 9.75% 2010                                                                                          1,625               1,861
Standard Pacific Corp.:
 5.125% 2009                                                                                         7,000               6,983
 6.25% 2014                                                                                          5,000               5,000
Boyds Collection, Ltd., Series B, 9.00% 2008                                                         8,122               7,594
Bombardier Recreation Products 8.375% 2013 (1)                                                       4,000               4,130
Lennar Corp., Series B, 9.95% 2010                                                                   2,500               2,856
                                                                                                                       296,082

HEALTH CARE PROVIDERS & SERVICES  -  2.57%
Tenet Healthcare Corp.:
 5.375% 2006                                                                                        18,015              17,024
 5.00% 2007                                                                                          9,175               8,418
 6.375% 2011                                                                                        29,260              25,456
 7.375% 2013                                                                                        12,590              11,425
Quintiles Transnational Corp. 10.00% 2013 (1)                                                       41,650              43,524
Pharma Services Intermediate Holding Corp. 0%/11.50% 2014 (1)  (2)                                  21,250              12,538
Columbia/HCA Healthcare Corp.:
 6.91% 2005                                                                                         13,250              13,873
 7.00% 2007                                                                                          8,255               9,111
HCA Inc.:
 7.875% 2011                                                                                         4,000               4,612
 6.95% 2012                                                                                          5,000               5,462
 6.25% 2013                                                                                         16,275              16,987
Concentra Operating Corp.:
 Series A, 13.00% 2009                                                                               3,975               4,392
 9.50% 2010                                                                                         24,600              27,429
Universal Hospital Services, Inc. 10.125% 2011 (1)                                                  18,000              19,530
Team Health, Inc. 9.00% 2012 (1)                                                                    12,250              11,974
Triad Hospitals, Inc. 7.00% 2013 (1)                                                                10,000              10,300
                                                                                                                       242,055

COMMERCIAL SERVICES & SUPPLIES  -  2.20%
Allied Waste North America, Inc.:
 Series B, 7.625% 2006                                                                               4,000               4,280
 8.50% 2008                                                                                         18,000              20,250
 Series B, 8.875% 2008                                                                              18,750              21,141
 10.00% 2009                                                                                        37,320              40,212
 6.50% 2010 (1)                                                                                     14,500              14,881
 5.75% 2011 (1)                                                                                     13,700              13,323
 Series B, 9.25% 2012                                                                                3,000               3,428
 6.125% 2014 (1)                                                                                    15,500              15,054
United Rentals (North America), Inc.:
 Series B, 9.00% 2009                                                                                2,500               2,634
 6.50% 2012 (1)                                                                                     21,125              21,125
 7.00% 2014 (1)                                                                                      3,000               2,835
KinderCare Learning Centers, Inc., Series B, 9.50% 2009                                             15,241              15,558
PHH Corp. 7.125% 2013                                                                                5,000               5,760
Cendant Corp. 7.125% 2015                                                                            7,500               8,717
Worldspan, LP and WS Financing Corp. 9.625% 2011                                                     4,425               4,757
Synagro Technologies, Inc. 9.50% 2009                                                                4,000               4,350
Stericycle, Inc., Series B, 12.375% 2009                                                             3,407               3,952
Protection One Alarm Monitoring, Inc. 13.625% 2005 (3) (6)                                           3,543               3,012
WMX Technologies, Inc. 7.10% 2026                                                                    2,150               2,414
                                                                                                                       207,683

TRANSPORTATION  -  1.90%
Northwest Airlines, Inc.:
 8.52% 2004                                                                                          1,825               1,825
 7.625% 2005                                                                                        10,040               9,839
 8.875% 2006                                                                                        20,740              18,044
 8.70% 2007                                                                                          1,600               1,328
 9.875% 2007                                                                                        20,425              17,566
 7.875% 2008                                                                                        15,900              12,720
 10.00% 2009                                                                                        18,205              14,837
Delta Air Lines, Inc.:
 7.70% 2005                                                                                         18,875              16,138
 10.00% 2008 (1)                                                                                    15,250              10,904
 Series 2000-1, Class B, 7.92% 2010                                                                  2,500               2,081
 Series 2001-1, Class A-1, 6.619% 2011  (10)                                                         3,420               3,383
 9.75% 2021                                                                                          2,200               1,375
 10.375% 2022                                                                                        3,000               2,055
Continental Airlines, Inc.:
 8.00% 2005                                                                                          9,815               9,177
 Series 2000-2, Class A-1, 7.487% 2012                                                               5,000               5,102
 Series 2000-2, Class C, 8.312% 2012 (10)                                                            6,589               5,744
 Series 2001-1, Class B, 7.373% 2017 (10)                                                            3,856               3,387
 Series 2000-1, Class A-1, 8.048% 2022 (10)                                                          3,079               3,126
TFM, SA de CV:
 10.25% 2007                                                                                         2,295               2,387
 11.75% 2009                                                                                         9,600               9,696
 12.50% 2012                                                                                         2,310               2,599
Kansas City Southern Railway Co.:
 9.50% 2008                                                                                          3,375               3,763
 7.50% 2009                                                                                          5,365               5,553
RailAmerica Transportation Corp. 12.875% 2010                                                        6,905               8,087
Laidlaw International, Inc. 10.75% 2011 (1)                                                          4,225               4,753
International Shipholding Corp., Series B, 7.75% 2007                                                1,950               2,021
United Air Lines, Inc.: (4)
 9.00% 2003                                                                                          3,000                 405
 1991 Equipment Trust Certificates, Series A, 10.11% 2006 (10)                                       1,907                 667
USAir, Inc. Pass Through Trust, Series 1993-A3, 10.375% 2013 (4) (10)                                2,977                 893
                                                                                                                       179,455

FOOD & BEVERAGES  -  1.72%
Burns Philp Capital Pty Ltd.: (1)
 9.50% 2010                                                                                         16,750              18,006
 10.75% 2011                                                                                        15,575              16,899
 9.75% 2012                                                                                         55,247              58,562
Gold Kist Inc. 10.25% 2014 (1)                                                                      18,100              18,372
Constellation Brands, Inc. 8.125% 2012                                                              16,000              17,760
Del Monte Corp., Series B, 8.625% 2012                                                              12,550              14,182
Fage Dairy Industry SA 9.00% 2007                                                                   10,000              10,200
Dole Food Co., Inc. 8.875% 2011                                                                      5,210               5,705
WH Holdings and WH Capital 9.50% 2011 (1)                                                            2,300               2,415
                                                                                                                       162,101

REAL ESTATE  -  1.34%
Host Marriott, LP:
 Series E, 8.375% 2006                                                                               6,450               6,918
 Series G, 9.25% 2007                                                                                3,675               4,134
 Series I, 9.50% 2007                                                                                2,800               3,150
 Series J, 7.125% 2013                                                                              33,825              35,263
HMH Properties, Inc., Series B, 7.875% 2008                                                          1,350               1,409
FelCor Lodging LP 9.00% 2011  (3)                                                                   20,855              22,471
iStar Financial, Inc.:
 7.00% 2008                                                                                          7,060               7,713
 8.75% 2008                                                                                          1,714               1,997
 6.00% 2010                                                                                          9,600              10,128
 5.70% 2014 (1)                                                                                      2,500               2,506
Crescent Real Estate LP 7.50% 2007                                                                  10,820              11,537
Equity Office Properties Trust, Series B, 5.25% convertible preferred 2008                         200,000 Shares       10,200
Rouse Co. 7.20% 2012                                                                            $    5,000               5,807
Chevy Chase Preferred Capital Corp., Series A, 10.375% exchangeable preferred                       55,994 Shares        3,318
                                                                                                                       126,551

OTHER  -  1.12%
Playtex Products, Inc.:
 8.00% 2011 (1)                                                                                 $   14,625              15,283
 9.375% 2011                                                                                         5,750               5,549
Freddie Mac 4.25% 2005                                                                              20,000              20,688
Electronic Data Systems Corp.:
 6.85% 2004                                                                                          5,000               5,117
 Series B, 6.00% 2013  (3)                                                                          15,790              15,351
Iron Mountain Inc.:
 8.625% 2013                                                                                         2,000               2,190
 7.75% 2015                                                                                         11,200              11,816
ACE Capital Trust II 9.70% 2030                                                                      6,250               8,746
Mangrove Bay Pass Through Trust 6.102% 2033 (1)                                                      8,000               8,357
CNA Financial Corp. 7.25% 2023                                                                       5,000               5,374
Wyeth 5.50% 2013                                                                                     5,000               5,258
Athena Neurosciences Finance, LLC 7.25% 2008                                                         2,000               2,015
Exodus Communications, Inc. 11.625% 2010 (4)                                                         3,907                  10
                                                                                                                       105,754

ASSET BACKED  OBLIGATIONS-  0.30%
Consumer Credit Reference Index Securities Program Trust, Series 2002-2A,
   Class FX, 10.421% 2007 (1)  (10)                                                                 16,500              17,571
Mediterranean Re PLC 6.97% 2005 (1)  (3)  (10)                                                       5,000               5,138
Residential Reinsurance 2002 Ltd. 6.02% 2005 (1)  (3)  (10)                                          5,000               5,080
                                                                                                                        27,789

NON-U.S. GOVERNMENT OBLIGATIONS-  2.63%
Brazil (Federal Republic of):
 Global 10.00% 2007                                                                                  1,000               1,103
 Debt Conversion Bond, Series L, Bearer 2.063% 2012 (3)                                              6,500               5,724
 10.25% 2013                                                                                        26,500              28,554
 Bearer 8.00% 2014 (7)                                                                               7,957               7,798
 8.875% 2024                                                                                         1,895               1,743
 11.00% 2040                                                                                        13,110              14,067
Russian Federation:
 8.25% 2010                                                                                          3,000               3,413
 12.75% 2028                                                                                         8,000              13,190
 5.00% 2030                                                                                         22,865              23,008
Panama (Republic of):
 10.75% 2020                                                                                           415                 526
 Global 9.375% 2023                                                                                 16,708              18,922
 8.875% 2027                                                                                         2,000               2,180
 8.125% 2034                                                                                         3,150               3,182
United Mexican States Government:
 10.50% 2011                                                                                  MXP   12,300               1,259
 Eurobonds, Global 6.375% 2013                                                                  $    4,000               4,342
 Eurobonds 11.375% 2016                                                                              6,751              10,238
 Global 8.125% 2019                                                                                  3,695               4,397
 Global 8.30% 2031                                                                                   3,020               3,556
Peru (Republic of):
 9.125% 2012                                                                                         4,909               5,584
 9.875% 2015                                                                                         7,500               8,846
 Past Due Interest Eurobond 5.00% 2017 (3)                                                             396                 366
Turkey (Republic of):
 Treasury Bill 0% 2004                                                                   TRL 1,958,215,000               1,448
 Treasury Bill 0% 2004                                                                       5,376,000,000               3,782
 Treasury Bill 0% 2004                                                                       5,000,000,000               3,284
 9.875% 2008                                                                                  $  2,335,000               2,720
 12.375% 2009                                                                                    1,925,000               2,487
Venezuela (Republic of):
 10.75% 2013 (1)                                                                                     4,300               4,515
 10.75% 2013                                                                                         1,700               1,785
 9.25% 2027                                                                                          4,630               4,142
 9.375% 2034                                                                                         3,000               2,655
Colombia (Republic of):
 10.00% 2012                                                                                         1,500               1,748
 Global 10.75% 2013                                                                                  6,800               8,204
 Global 10.375% 2033                                                                                   700                 804
Ecuador (Republic of) 7.00% 2030 (3)                                                                 9,500               8,491
Dominican Republic:
 9.50% 2006 (1)                                                                                      3,130               2,426
 9.50% 2006                                                                                          1,250                 969
 9.04% 2013 (1)                                                                                      6,095               4,419
 2.063% 2024 (3)                                                                                       500                 358
Guatemala (Republic of):
 10.25% 2011 (1)                                                                                     1,000               1,210
 10.25% 2011                                                                                         1,000               1,210
 9.25% 2013 (1)                                                                                      1,500               1,744
Bulgaria (Republic of):
 8.25% 2015 (1)                                                                                      3,160               3,886
 8.25% 2015                                                                                          1,840               2,262
Ukraine Government 7.65% 2013 (1)                                                                    4,900               5,133
State of Qatar 9.75% 2030                                                                            3,500               5,058
Banque Centrale de Tunisie 7.375% 2012                                                               3,500               4,086
El Salvador (Republic of) 7.75% 2023 (1)                                                             2,775               3,129
Argentina (Republic of):
 Global 7.00%/15.50% 2008 (2)  (11)                                                                  1,500                 452
 11.75% 2009 (11)                                                                                       75                  23
 1.234% 2012 (3)                                                                                     2,380               1,602
 Global 12.25% 2018  (7) (11)                                                                        2,860                 844
 Global 12.00% 2031 (7) (11)                                                                            53                  15
Indonesia (Republic of) 6.75% 2014 (1)                                                               1,250               1,241
                                                                                                                       248,130

U.S. TREASURY NOTES AND BONDS  -  0.90%
 7.50% February 2005                                                                                 6,000               6,332
 5.75% November 2005                                                                                14,000              14,973
 6.625% May 2007                                                                                    25,000              28,449
 3.25% August 2007                                                                                   5,000               5,177
 4.75% November 2008                                                                                10,000              10,909
 9.875% November 2015                                                                                2,000               3,074
 7.50% November 2016                                                                                12,000              15,825
                                                                                                                        84,739

MISCELLANEOUS  -  0.42%
Investment securities in initial period of acquisition                                                                  39,532

                                                                                                                     9,038,249




EQUITY-RELATED SECURITIES - 1.68%


SpectraSite, Inc. (1) (6) (8)                                                                      959,076 shares  $    30,244
NTELOS Inc. (1) (6) (8) (5)                                                                      1,247,194              27,239
Dobson Communications Corp., Class A (1)  (8)                                                    5,754,785              16,631
ZiLOG, Inc.  (8)                                                                                 1,140,500              14,393
Nextel Communications, Inc., Class A  (1)  (8)                                                     613,418              15,170
Fairchild Semiconductor International, Inc.  (8)                                                   500,000              12,015
AirGate PCS, Inc.  (1)  (8) (5)                                                                    671,293              10,069
iStar Financial, Inc.                                                                              130,000               5,499
Emmis Communications Corp., Class A  (8)                                                           201,000               4,786
American Tower Corp., warrants, expire 2008  (1)  (8)                                               38,250               4,380
Equity Office Properties Trust                                                                     150,000               4,334
DigitalGlobe, Inc.  (1)  (6) (8)                                                                 3,064,647               3,065
Viacom Inc., Class B, nonvoting                                                                     63,225               2,479
Clear Channel Communications, Inc.                                                                  51,012               2,160
VersaTel Telecom International NV (8)                                                              779,280               1,830
NTL Inc. (1)  (8)                                                                                   29,500               1,754
Radio One, Inc., Class A  (8)                                                                       22,000                 409
Radio One, Inc., Class D, nonvoting  (8)                                                            44,000                 814
Clarent Hospital Corp.  (8) (5)                                                                    576,849                 721
Netia Holdings SA (8)                                                                              327,966                 337
Cincinnati Bell Inc.  (8)                                                                           70,740                 288
XO Communications, Inc.  (8)                                                                        18,882                  94
XO Communications, Inc., Series A, warrants, expire 2010  (8)                                       37,767                  79
XO Communications, Inc., Series B, warrants, expire 2010  (8)                                       28,325                  47
XO Communications, Inc., Series C, warrants, expire 2010  (8)                                       28,325                  32
Protection One, Inc., warrants, expire 2005  (1)  (6) (8)                                           30,400                   5
Allegiance Telecom, Inc., warrants, expire 2008  (1)  (6) (8)                                        5,000
KMC Telecom Holdings, Inc., warrants, expire 2008  (1)  (6) (8)                                     22,500
GT Group Telecom Inc., warrants, expire 2010 (1)  (6) (8)                                           11,000
                                                                                                                       158,874


TOTAL BONDS, NOTES, PREFERRED STOCKS & EQUITY SECURITIES (cost:$8,697,646,000)                                       9,197,123




SHORT-TERM SECURITIES - 1.70%

CORPORATE SHORT-TERM NOTES  -  1.16%
Variable Funding Capital Corp. 1.02% due 4/15/2004 (1) (13)                                         28,000              27,988
Park Avenue Receivables 1.02% due 4/13/2004 (1)                                                     20,000              19,993
CAFCO LLC 1.02% due 4/27-5/24/2004 (1)                                                              20,000              19,973
Triple-A One Funding Corp. 1.02% due 4/1/2004 (1)                                                   17,261              17,260
Netjets Inc. 1.01% due 4/27/2004 (1)                                                                10,000               9,993
FCAR Owner Trust 1.02% due 5/7/2004                                                                 10,000               9,990
Gillette Co. 1.03% due 4/1/2004 (1)                                                                  4,200               4,200
                                                                                                                       109,397

CERTIFICATES OF DEPOSIT  -  0.40%
Wells Fargo & Co. 1.02% due 4/27/2004                                                               38,000              38,000

U.S. TREASURIES  -  0.14%
U.S. Treasury Bills 0.94% due 5/27/04 (13)                                                           5,400               5,392
U.S. Treasury Bills 0.97% due 6/24/04                                                                7,800               7,783
                                                                                                                        13,175


TOTAL SHORT-TERM SECURITIES (cost: $160,570,000)                                                                       160,572


TOTAL INVESTMENT SECURITIES (cost: $8,697,646,000)                                                                   9,357,695
Other assets less liabilities                                                                                           70,819

NET ASSETS                                                                                                          $9,428,514

(1) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration.
(2) Step bond; coupon rate will increase at a later date.
(3) Coupon rate may change periodically.
(4) Company not making scheduled interest payments;
    bankruptcy proceedings pending.
(5) The fund owns 12.47%, 5.71% and 9.45% of the outstanding voting securities of NTELOS, Inc., AirGate PCS, Inc. and Clarent Hospital Corp., respectively, and thus is considered an affiliate of these companies under the Investment Company Act of 1940.
(6) Valued under fair value procedures adopted by authority of the Board of Trustees.
(7) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(8) Security did not produce income during the last 12 months.
(9) Company did not make principal payment upon scheduled maturity date;
    reorganization pending.
(10)Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.
(11) Scheduled interest payments not made; reorganization pending.
(12) This unit also contains 895,000 par of Drax Group Ltd., Class A-3, 9.18%
     2020 and 895,000 shares of Drax Group Ltd. common stock.
(13) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.


See Notes to Financial Statements


FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES                                   unaudited
at March 31, 2004                             (dollars and shares in thousands,
                                                      except per-share amounts)

ASSETS:
 Investment securities at market:
  Unaffiliated issuers (cost: $8,613,116)                                                     $9,285,540
  Affiliated issuers (cost: $84,530)                                                              72,155                $9,357,695
 Cash                                                                                                                       10,870
 Receivables for:
  Sales of investments                                                                            38,802
  Sales of fund's shares                                                                          27,253
  Open forward currency contracts                                                                    273
  Dividends and interest                                                                         171,782                   238,110
                                                                                                                         9,606,675
LIABILITIES:
 Payables for:
  Purchases of investments                                                                       147,163
  Repurchases of fund's shares                                                                    18,480
  Dividends on fund's shares                                                                       6,484
  Open forward currency contracts                                                                     32
  Investment advisory services                                                                     2,684
  Services provided by affiliates                                                                  3,047
  Deferred Trustees' compensation                                                                     81
  Other fees and expenses                                                                            190                   178,161
NET ASSETS AT MARCH 31, 2004                                                                                            $9,428,514

NET ASSETS CONSIST OF:
 Capital paid in on shares of beneficial interest                                                                       $9,309,857
 Undistributed net investment income                                                                                        13,217
 Accumulated net realized loss                                                                                            (554,871)
 Net unrealized appreciation                                                                                               660,311
NET ASSETS AT MARCH 31, 2004                                                                                            $9,428,514

SHARES OF BENEFICIAL INTEREST ISSUED AND OUTSTANDING - UNLIMITED SHARES
  AUTHORIZED

                                                            Net assets          Shares outstanding      Net asset value per share

Class A                                                     $6,946,293                     562,827                         $12.34
Class B                                                        816,200                      66,133                          12.34
Class C                                                        876,380                      71,009                          12.34
Class F                                                        555,568                      45,015                          12.34
Class 529-A                                                     41,355                       3,351                          12.34
Class 529-B                                                     10,663                         864                          12.34
Class 529-C                                                     21,997                       1,782                          12.34
Class 529-E                                                      1,639                         196                          12.34
Class 529-F                                                      2,424                         133                          12.34
Class R-1                                                        2,454                         199                          12.34
Class R-2                                                       31,401                       2,544                          12.34
Class R-3                                                       40,723                       3,300                          12.34
Class R-4                                                       14,372                       1,165                          12.34
Class R-5                                                       67,045                       5,432                          12.34
(1) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for classes A and
    529-A,for which the maximum offering prices per share were $12.82 for each.

See Notes to Financial Statements

STATEMENT OF OPERATIONS                                              unaudited
for the six months ended March 31, 2004                 (dollars in thousands)

INVESTMENT INCOME:
 Income:
  Interest                                                                                $346,144
  Dividends                                                                                  6,341                  $352,485

 Fees and expenses:
  Investment advisory services                                                              15,697
  Distribution services                                                                     15,914
  Transfer agent services                                                                    3,016
  Administrative services                                                                    1,507
  Reports to shareholders                                                                      161
  Registration statement and prospectus                                                        442
  Postage, stationery and supplies                                                             368
  Trustees' compensation                                                                        29
  Auditing and legal                                                                           166
  Custodian                                                                                    109
  Other                                                                                         47
  Total expenses before reimbursement                                                       37,456
   Reimbursement of expenses                                                                    87                    37,369
 Net investment income                                                                                               315,116

NET REALIZED LOSS AND UNREALIZED
 APPRECIATION ON INVESTMENTS
 AND NON-U.S. CURRENCY:
 Net realized loss on:
  Investments                                                                              (12,782)
  Non-U.S. currency transactions                                                            (2,309)                  (15,091)
 Net unrealized appreciation on:
  Investments                                                                              336,654
  Non-U.S. currency translations                                                             1,270                   337,924
   Net realized loss and
    unrealized appreciation
    on investments and non-U.S. currency                                                                             322,833
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS                                                                                                    $637,949


See Notes to Financial Statements




STATEMENT OF CHANGES IN NET ASSETS                      (dollars in thousands)

                                                                                        Six months                Year ended
                                                                                   ended March 31,             September 30,
                                                                                             2004*                      2003
OPERATIONS:
 Net investment income                                                                    $315,116                  $526,736
 Net realized loss on investments and
  non-U.S. currency transactions                                                           (15,091)                 (145,200)
 Net unrealized appreciation
  on investments and non-U.S. currency translations                                        337,924                 1,380,578
  Net increase in net assets
   resulting from operations                                                               637,949                 1,762,114

DIVIDENDS PAID OR ACCRUED TO
 SHAREHOLDERS FROM NET INVESTMENT INCOME                                                  (304,254)                 (509,744)

CAPITAL SHARE TRANSACTIONS                                                                 714,021                 3,033,873

TOTAL INCREASE IN NET ASSETS                                                             1,047,716                 4,286,243

NET ASSETS:
 Beginning of period                                                                     8,380,798                 4,094,555
 End of period (including undistributed
  net investment income: $13,217 and $2,355,
  respectively)                                                                         $9,428,514                $8,380,798

*Unaudited

See Notes to Financial Statements


NOTES TO FINANCIAL STATEMENTS                                         unaudited



1.       ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - American High-Income Trust (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks a high level of current income and, secondarily, capital appreciation through a diversified, carefully supervised portfolio consisting primarily of lower rated, higher risk corporate bonds.

The fund offers 14 share classes consisting of four retail share classes, five CollegeAmerica savings plan share classes and five retirement plan share classes. The CollegeAmerica savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) are sponsored by the Commonwealth of Virginia and can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund's share classes are described below:

---------------------------------------------------------------------------------------------------------
      Share class       Initial sales charge Contingent deferred sales         Conversion feature
                                               charge upon redemption
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes A and 529-A       Up to 3.75%         None (except 1% for                   None
                                                certain redemptions
                                                 within one year of
                                                purchase without an
                                               initial sales charge)
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes B and 529-B           None          Declines from 5% to zero   Classes B and 529-B convert to
                                               for redemptions within         classes A and 529-A,
                                               six years of purchase    respectively, after eight years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
        Class C                 None         1% for redemptions within    Class C converts to Class F
                                                one year of purchase             after 10 years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
      Class 529-C               None         1% for redemptions within                None
                                                one year of purchase
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
      Class 529-E               None                    None                          None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes F and 529-F           None                    None                          None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Classes R-1, R-2, R-3,          None                    None                          None
      R-4 and R-5
---------------------------------------------------------------------------------------------------------


Holders of all share classes have equal pro rata rights to assets, dividends and liquidation. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

          SECURITY VALUATION - Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Forward currency contracts are valued at the mean of their representative quoted bid and asked prices. Securities and other assets for which representative market quotations are not readily available are fair valued as determined in good faith by authority of the fund's Board of Trustees. Various factors may be reviewed in order to make a good faith determination of a security's fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

          SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

          CLASS ALLOCATIONS - Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

          DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends paid to shareholders are declared daily after the determination of the fund's net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

          NON-U.S. CURRENCY TRANSLATION - Assets and liabilities, including investment securities, denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rates in effect at the end of the reporting period. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. In the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in non-U.S. currencies are disclosed separately.

          FORWARD CURRENCY CONTRACTS - The fund may enter into forward currency contracts, which represent agreements to exchange non-U.S. currencies on specific future dates at predetermined rates. The fund enters into these contracts to manage its exposure to changes in non-U.S. exchange rates arising from investments denominated in non-U.S. currencies. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in non-U.S. exchange rates. Due to these risks, the fund could incur losses up to the entire contract amount, which may exceed the net unrealized value shown in the accompanying financial statements. On a daily basis, the fund values forward currency contracts based on the applicable exchange rates and records unrealized gains or losses. The fund records realized gains or losses at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency.

2.       NON-U.S. INVESTMENTS

INVESTMENT RISK - The risks of investing in securities of non-U.S. issuers may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

TAXATION - Dividend and interest income is recorded net of non-U.S. taxes paid. Realized and unrealized gains on securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on realized and unrealized gains to provide for potential non-U.S. taxes payable on these securities. For the six months ended March 31, 2004, non-U.S. taxes recorded based on unrealized gains were $120,000.

3. FEDERAL INCOME TAXATION AND DISTRIBUTIONS

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made

DISTRIBUTIONS - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses; short-term capital gains and losses; capital losses related to sales of securities within 30 days of purchase; unrealized appreciation of certain investments in non-U.S. securities; deferred expenses; cost of investments sold; paydowns on investments; and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund. As of March 31, 2004, the cost of investment securities, excluding forward currency contracts, for federal income tax purposes was $8,700,589,000.

As of March 31, 2004, the components of distributable earnings on a tax basis were as follows:


                                                        (dollars in thousands)
Undistributed net investment income and currency losses                                                        20,887
Accumulated short-term capital losses                                                                        (447,284)
Accumulated long-term capital losses                                                                         (105,246)
Gross unrealized appreciation on investment securities                                                        821,529
Gross unrealized depreciation on investment securities                                                      (164,423)

Accumulated short-term capital losses above include capital loss carryforwards of $9,548,000, $167,849,000 and $300,191,000 expiring in 2009, 2010 and 2011, respectively. The capital loss carryforwards will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration dates. The fund will not make distributions from capital gains while capital loss carryforwards remain. Also included in accumulated capital losses above are capital losses of $60,055,000, that were realized during the period November 1, 2002 through September 30, 2003.

Tax basis distributions paid or accrued to shareholders from net investment income and currency gains were as follows (dollars in thousands):


Share class                                          Six months ended March 31, 2004              Year ended September 30, 2003
Class A                                                                    $ 230,152                                  $ 396,679
Class B                                                                       23,974                                     37,860
Class C                                                                       25,442                                     37,330
Class F                                                                       17,996                                     28,874
Class 529-A                                                                    1,195                                      1,364
Class 529-B                                                                      264                                        283
Class 529-C                                                                      565                                        690
Class 529-E                                                                       65                                         68
Class 529-F                                                                       45                                         31
Class R-1                                                                         58                                         30
Class R-2                                                                        680                                        424
Class R-3                                                                        791                                        462
Class R-4                                                                        375                                        152
Class R-5                                                                      2,652                                      5,497
Total                                                                      $ 304,254                                  $ 509,744


4. FEES AND TRANSACTIONS WITH RELATED PARTIES

Capital Research and Management Company ("CRMC"), the fund's investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund's transfer agent, and American Funds Distributors, Inc. ("AFD"), the principal underwriter of the fund's shares.

INVESTMENT ADVISORY SERVICES -The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. At the beginning of the period, these fees were based on a declining series of annual rates beginning with 0.30% on the first $60 million of daily net assets and decreasing to 0.16% on such assets in excess of $3 billion. The agreement also provides for monthly fees, accrued daily, based on a declining series of annual rates beginning with 3.00% on the first $8,333,333 of the fund's monthly gross investment income and decreasing to 2.00% on such income in excess of $25,000,000. The Board of Trustees approved amended agreements continuing the series of rates to include additional annual rates of 0.15% on daily net assets in excess of $6 billion (effective November 1, 2003) and 0.14% on daily net assets in excess of $10 billion (effective April 1, 2004). Until the effective date, CRMC voluntarily reduced investment advisory services fees to the rates provided by the amended agreement. As a result, for the six months ended March 31, 2004, the fee shown on the accompanying financial statements of $15,697,000, which was equivalent to an annualized rate of 0.344%, was voluntarily reduced by $21,000 to $15,676,000. The annualized rate was not affected by this voluntary reduction in fees.

CLASS-SPECIFIC FEES AND EXPENSES - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

          DISTRIBUTION SERVICES - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the Board of Trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on a percentage of average daily net assets, ranging from 0.30% to 1.00% as noted below. In some cases, the Board of Trustees has approved expense amounts lower than plan limits. All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. Expenses in excess of these amounts, up to approved limits, may be used to compensate dealers and wholesalers for distribution expenses.

          For classes A and 529-A, the Board of Trustees has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. Each class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of March 31, 2004, there were no unreimbursed expenses subject to reimbursement for classes A or 529-A.

         ------------------------------------------------ ----------------------------- -----------------------------
         Share class                                       Currently approved limits            Plan limits
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class A                                                     0.30%                         0.30%
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class 529-A                                                  0.30                          0.50
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes B and 529-B                                          1.00                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes C, 529-C and R-1                                     1.00                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class R-2                                                    0.75                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes 529-E and R-3                                        0.50                          0.75
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes F, 529-F and R-4                                     0.25                          0.50
         ------------------------------------------------ ----------------------------- -----------------------------

          TRANSFER AGENT SERVICES - The fund has a transfer agent agreement with AFS for classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

          ADMINISTRATIVE SERVICES - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all classes of shares other than classes A and B. Each relevant class pays CRMC annual fees of 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. During the start-up period for classes R-1, R-2 and R-3, CRMC has voluntarily agreed to pay a portion of these fees. For the six months ended March 31, 2004, the total fees paid by CRMC were $66,000. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan. Although these amounts are included with administrative services fees in the accompanying financial statements, the Commonwealth of Virginia is not considered a related party. Administrative services fees are presented gross of any payments made by CRMC.

          Expenses under the agreements described above for the six months ended March 31, 2004, were as follows (dollars in thousands):

         --------------------------------------------------------------------------------------------------------------
           Share class    Distribution    Transfer agent                     Administrative services
                            services         services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
                                                                  CRMC          Transfer agent      Commonwealth of
                                                             administrative        services             Virginia
                                                                services                             administrative
                                                                                                        services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
             Class A         $6,635           $2,678         Not applicable     Not applicable       Not applicable
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
             Class B          3,976             338          Not applicable     Not applicable       Not applicable
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
             Class C          4,288          Included             $643                $96            Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
             Class F           675           Included              405                 72            Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-A          21           Included              27                  2                  $18
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-B          45           Included               7                  2                    4
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-C          97           Included              14                  4                    9
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-E          5            Included               2                  -*                   1
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-F          2            Included               1                  -*                   1
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-1           9            Included               1                  2             Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-2           85           Included              17                  92            Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-3           62           Included              19                  20            Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-4           14           Included               8                  1             Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-5    Not applicable      Included              38                  1             Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
              Total          $15,914          $3,016             $1,182              $292                 $33
         --------------------------------------------------------------------------------------------------------------
         * Amount less than one thousand.

DEFERRED TRUSTEES' COMPENSATION - Since the adoption of the deferred compensation plan in 1993, Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees' compensation in the accompanying financial statements includes $16,000 in current fees (either paid in cash or deferred) and a net increase of $13,000 in the value of the deferred amounts.

AFFILIATED OFFICERS AND TRUSTEES - Officers and certain Trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or Trustees received any compensation directly from the fund.

 5. CAPITAL SHARE TRANSACTIONS

Capital share transactions in the fund were as follows (dollars and shares in thousands):

                                                                                                            Reinvestments of
Share class                                                              Sales(1)                      dividends and distributions
                                                                Amount             Shares                  Amount          Shares
Six months ended March 31, 2004
Class A                                                    $ 1,133,340             92,344               $ 176,353          14,356
Class B                                                        104,477              8,531                  16,666           1,357
Class C                                                        185,054             15,102                  18,071           1,471
Class F                                                        216,568             17,633                  13,296           1,082
Class 529-A                                                     12,741              1,037                   1,186              97
Class 529-B                                                      3,068                250                     262              21
Class 529-C                                                      6,709                546                     557              45
Class 529-E                                                        795                 64                      64               5
Class 529-F                                                        604                 50                      45               4
Class R-1                                                        1,778                146                      56               5
Class R-2                                                       20,034              1,630                     664              54
Class R-3                                                       29,767              2,415                     771              63
Class R-4                                                        6,671                541                     370              30
Class R-5                                                        8,969                729                   1,530             124
Total net increase
   (decrease)                                              $ 1,730,575            141,018               $ 229,891          18,714

Year ended September 30, 2003
Class A                                                    $ 2,947,678            269,710               $ 293,946          26,810
Class B                                                        401,738             36,762                  25,201           2,283
Class C                                                        515,059             47,001                  25,987           2,350
Class F                                                        537,925             49,913                  19,042           1,721
Class 529-A                                                     17,906              1,629                   1,344             121
Class 529-B                                                      4,996                452                     279              25
Class 529-C                                                     10,184                929                     683              62
Class 529-E                                                      1,070                 98                      67               6
Class 529-F                                                        915                 82                      30               3
Class R-1                                                        1,232                110                      29               3
Class R-2                                                       15,383              1,383                     413              36
Class R-3                                                       14,631              1,322                     452              40
Class R-4                                                        9,077                800                     146              13
Class R-5                                                       32,990              3,070                   3,129             287
Total net increase
   (decrease)                                              $ 4,510,784            413,261               $ 370,748          33,760



Share class                                                           Repurchases(1)                            Net increase
                                                                 Amount            Shares                  Amount          Shares
Six months ended March 31, 2004
Class A                                                      $ (845,193)          (68,668)              $ 464,500          38,032
Class B                                                         (69,982)           (5,683)                 51,161           4,205
Class C                                                        (129,875)          (10,545)                 73,250           6,028
Class F                                                        (163,984)          (13,289)                 65,880           5,426
Class 529-A                                                      (2,162)             (175)                 11,765             959
Class 529-B                                                        (186)              (15)                  3,144             256
Class 529-C                                                      (2,117)             (172)                  5,149             419
Class 529-E                                                         (39)               (3)                    820              66
Class 529-F                                                         (68)               (6)                    581              48
Class R-1                                                          (546)              (44)                  1,288             107
Class R-2                                                        (4,682)             (381)                 16,016           1,303
Class R-3                                                        (4,274)             (347)                 26,264           2,131
Class R-4                                                        (1,744)             (142)                  5,297             429
Class R-5                                                       (21,593)           (1,752)                (11,094)           (899)
Total net increase
   (decrease)                                              $ (1,246,445)         (101,222)              $ 714,021          58,510

Year ended September 30, 2003
Class A                                                    $ (1,294,863)         (117,608)            $ 1,946,761         178,912
Class B                                                         (84,952)           (7,642)                341,987          31,403
Class C                                                        (129,541)          (11,555)                411,505          37,796
Class F                                                        (313,475)          (28,218)                243,492          23,416
Class 529-A                                                      (1,383)             (123)                 17,867           1,627
Class 529-B                                                        (282)              (24)                  4,993             453
Class 529-C                                                        (791)              (72)                 10,076             919
Class 529-E                                                         (80)               (7)                  1,057              97
Class 529-F                                                          -*                -*                     945              85
Class R-1                                                          (249)              (23)                  1,012              90
Class R-2                                                        (2,374)             (208)                 13,422           1,211
Class R-3                                                        (2,825)             (248)                 12,258           1,114
Class R-4                                                          (891)              (78)                  8,332             735
Class R-5                                                       (15,953)           (1,410)                 20,166           1,947
Total net increase
   (decrease)                                              $ (1,847,659)         (167,216)            $ 3,033,873         279,805

* Amount less than one thousand.
(1) Includes exchanges between share classes of the fund.

6. FORWARD CURRENCY CONTRACTS

As of March 31, 2004, the fund had open forward currency contracts to sell non-U.S. currency as follows:


                                                        Contract amount               U.S. valuations at March 31, 2004
                                                                                                             Unrealized
                                                 Non-U.S.                 U.S.              Amount         appreciation
Non-U.S. currency contracts                        (000)                 (000)               (000)                (000)

Sales:
 Euros expiring 5/3 to 6/17/2004             Euro 25,475               $31,524             $31,283                 $241

7. RESTRICTED SECURITIES

The fund has invested in certain securities for which resale may be limited to qualified buyers or which are otherwise restricted. These securities are identified in the investment portfolio. As of March 31, 2004, the total value of restricted securities was $1,900,286,000, which represented 20.15% of the net assets of the fund.

8. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, excluding short-term securities, of $2,377,760,000 and $1,550,323,000, respectively, during the six months ended March 31, 2004.

The fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the six months ended March 31, 2004, the custodian fee of $109,000 included $87,000 that was offset by this reduction, rather than paid in cash.


FINANCIAL HIGHLIGHTS (1)

                                                                                Income (loss) from investment operations(2)
                                                                                                             Net
                                                                   Net asset                       gains (losses)
                                                                      value,             Net       on securities    Total from
                                                                   beginning      investment      (both realized    investment
                                                                   of period          income      and unrealized)   operations
Class A:
 Six months ended 3/31/2004 (5)                                       $11.88            $.43                $.45          $.88
 Year ended 9/30/2003                                                   9.62             .93                2.25          3.18
 Year ended 9/30/2002                                                  11.27            1.08               (1.65)         (.57)
 Year ended 9/30/2001                                                  12.93            1.20               (1.61)         (.41)
 Year ended 9/30/2000                                                  13.52            1.18                (.48)          .70
 Year ended 9/30/1999                                                  13.75            1.28                (.17)         1.11
Class B:
 Six months ended 3/31/2004 (5)                                        11.88             .38                 .45           .83
 Year ended 9/30/2003                                                   9.62             .84                2.25          3.09
 Year ended 9/30/2002                                                  11.27            1.00               (1.65)         (.65)
 Year ended 9/30/2001                                                  12.93            1.10               (1.61)         (.51)
 Period from 3/15/2000 to 9/30/2000                                    13.57             .52                (.53)         (.01)
Class C:
 Six months ended 3/31/2004 (5)                                        11.88             .38                 .45           .83
 Year ended 9/30/2003                                                   9.62             .83                2.25          3.08
 Year ended 9/30/2002                                                  11.27             .99               (1.65)         (.66)
 Period from 3/15/2001 to 9/30/2001                                    12.48             .53               (1.15)         (.62)
Class F:
 Six months ended 3/31/2004 (5)                                        11.88             .42                 .45           .87
 Year ended 9/30/2003                                                   9.62             .92                2.25          3.17
 Year ended 9/30/2002                                                  11.27            1.07               (1.65)         (.58)
 Period from 3/15/2001 to 9/30/2001                                    12.48             .57               (1.15)         (.58)
Class 529-A:
 Six months ended 3/31/2004 (5)                                        11.88             .42                 .45           .87
 Year ended 9/30/2003                                                   9.62             .92                2.25          3.17
 Period from 2/19/2002 to 9/30/2002                                    11.37             .65               (1.76)        (1.11)
Class 529-B:
 Six months ended 3/31/2004 (5)                                        11.88             .37                 .45           .82
 Year ended 9/30/2003                                                   9.62             .82                2.25          3.07
 Period from 2/25/2002 to 9/30/2002                                    11.23             .59               (1.63)        (1.04)
Class 529-C:
 Six months ended 3/31/2004 (5)                                        11.88             .37                 .45           .82
 Year ended 9/30/2003                                                   9.62             .82                2.25          3.07
 Period from 2/19/2002 to 9/30/2002                                    11.37             .60               (1.76)        (1.16)
Class 529-E:
 Six months ended 3/31/2004 (5)                                        11.88             .40                 .45           .85
 Year ended 9/30/2003                                                   9.62             .88                2.25          3.13
 Period from 3/15/2002 to 9/30/2002                                    11.57             .57               (1.96)        (1.39)
Class 529-F:
 Six months ended 3/31/2004 (5)                                        11.88             .42                 .45           .87
 Year ended 9/30/2003                                                   9.62             .91                2.25          3.16
 Period from 9/16/2002 to 9/30/2002                                     9.88             .08                (.30)         (.22)




FINANCIAL HIGHLIGHTS (1)                                           (continued)

                                                                                Income (loss) from investment operations
                                                                                                             Net
                                                                   Net asset                        gains(losses)
                                                                      value,             Net       on securities    Total from
                                                                   beginning      investment      (both realized    investment
                                                                   of period          income      and unrealized)   operations
Class R-1:
 Six months ended 3/31/2004 (5)                                        11.88             .37                 .45           .82
 Year ended 9/30/2003                                                   9.62             .83                2.25          3.08
 Period from 7/11/2002 to 9/30/2002                                    10.00             .23                (.40)         (.17)
Class R-2:
 Six months ended 3/31/2004 (5)                                        11.88             .38                 .45           .83
 Year ended 9/30/2003                                                   9.62             .84                2.25          3.09
 Period from 6/18/2002 to 9/30/2002                                    10.76             .31               (1.18)         (.87)
Class R-3:
 Six months ended 3/31/2004 (5)                                        11.88             .40                 .45           .85
 Year ended 9/30/2003                                                   9.62             .88                2.25          3.13
 Period from 6/21/2002 to 9/30/2002                                    10.60             .31               (1.01)         (.70)
Class R-4:
 Six months ended 3/31/2004 (5)                                        11.88             .42                 .45           .87
 Year ended 9/30/2003                                                   9.62             .92                2.25          3.17
 Period from 7/19/2002 to 9/30/2002                                     9.97             .22                (.38)         (.16)
Class R-5:
 Six months ended 3/31/2004 (5)                                        11.88             .44                 .45           .89
 Year ended 9/30/2003                                                   9.62             .95                2.25          3.20
 Period from 5/15/2002 to 9/30/2002                                    11.30             .42               (1.70)        (1.28)



FINANCIAL HIGHLIGHTS (1)

                                                                             Dividends and distributions

                                                                    Dividends
                                                                    (from net   Distributions               Total    Net asset
                                                                   investment   (from capital       dividends and   value, end
                                                                      income)          gains)       distributions    of period
Class A:
 Six months ended 3/31/2004 (5)                                        $(.42)            $ -               $(.42)       $12.34
 Year ended 9/30/2003                                                   (.92)              -                (.92)        11.88
 Year ended 9/30/2002                                                  (1.08)              -               (1.08)         9.62
 Year ended 9/30/2001                                                  (1.25)              -               (1.25)        11.27
 Year ended 9/30/2000                                                  (1.29)              -               (1.29)        12.93
 Year ended 9/30/1999                                                  (1.29)           (.05)              (1.34)        13.52
Class B:
 Six months ended 3/31/2004 (5)                                         (.37)              -                (.37)        12.34
 Year ended 9/30/2003                                                   (.83)              -                (.83)        11.88
 Year ended 9/30/2002                                                  (1.00)              -               (1.00)         9.62
 Year ended 9/30/2001                                                  (1.15)              -               (1.15)        11.27
 Period from 3/15/2000 to 9/30/2000                                     (.63)              -                (.63)        12.93
Class C:                                                                                   -
 Six months ended 3/31/2004 (5)                                         (.37)              -                (.37)        12.34
 Year ended 9/30/2003                                                   (.82)              -                (.82)        11.88
 Year ended 9/30/2002                                                   (.99)              -                (.99)         9.62
 Period from 3/15/2001 to 9/30/2001                                     (.59)              -                (.59)        11.27
Class F:                                                                                   -
 Six months ended 3/31/2004 (5)                                         (.41)              -                (.41)        12.34
 Year ended 9/30/2003                                                   (.91)              -                (.91)        11.88
 Year ended 9/30/2002                                                  (1.07)              -               (1.07)         9.62
 Period from 3/15/2001 to 9/30/2001                                     (.63)              -                (.63)        11.27
Class 529-A:                                                                               -
 Six months ended 3/31/2004 (5)                                         (.41)              -                (.41)        12.34
 Year ended 9/30/2003                                                   (.91)              -                (.91)        11.88
 Period from 2/19/2002 to 9/30/2002                                     (.64)              -                (.64)         9.62
Class 529-B:                                                                               -
 Six months ended 3/31/2004 (5)                                         (.36)              -                (.36)        12.34
 Year ended 9/30/2003                                                   (.81)              -                (.81)        11.88
 Period from 2/25/2002 to 9/30/2002                                     (.57)              -                (.57)         9.62
Class 529-C:                                                                               -
 Six months ended 3/31/2004 (5)                                         (.36)              -                (.36)        12.34
 Year ended 9/30/2003                                                   (.81)              -                (.81)        11.88
 Period from 2/19/2002 to 9/30/2002                                     (.59)              -                (.59)         9.62
Class 529-E:                                                                               -
 Six months ended 3/31/2004 (5)                                         (.39)              -                (.39)        12.34
 Year ended 9/30/2003                                                   (.87)              -                (.87)        11.88
 Period from 3/15/2002 to 9/30/2002                                     (.56)              -                (.56)         9.62
Class 529-F:                                                                               -
 Six months ended 3/31/2004 (5)                                         (.41)              -                (.41)        12.34
 Year ended 9/30/2003                                                   (.90)              -                (.90)        11.88
 Period from 9/16/2002 to 9/30/2002                                     (.04)              -                (.04)         9.62




FINANCIAL HIGHLIGHTS (1)                                            (continued)

                                                                            Dividends and distributions

                                                                    Dividends
                                                                    (from net   Distributions               Total    Net asset
                                                                   investment   (from capital       dividends and   value, end
                                                                      income)          gains)       distributions    of period
Class R-1:
 Six months ended 3/31/2004 (5)                                         (.36)              -                (.36)        12.34
 Year ended 9/30/2003                                                   (.82)              -                (.82)        11.88
 Period from 7/11/2002 to 9/30/2002                                     (.21)              -                (.21)         9.62
Class R-2:                                                                                 -
 Six months ended 3/31/2004 (5)                                         (.37)              -                (.37)        12.34
 Year ended 9/30/2003                                                   (.83)              -                (.83)        11.88
 Period from 6/18/2002 to 9/30/2002                                     (.27)              -                (.27)         9.62
Class R-3:                                                                                 -
 Six months ended 3/31/2004 (5)                                         (.39)              -                (.39)        12.34
 Year ended 9/30/2003                                                   (.87)              -                (.87)        11.88
 Period from 6/21/2002 to 9/30/2002                                     (.28)              -                (.28)         9.62
Class R-4:                                                                                 -
 Six months ended 3/31/2004 (5)                                         (.41)              -                (.41)        12.34
 Year ended 9/30/2003                                                   (.91)              -                (.91)        11.88
 Period from 7/19/2002 to 9/30/2002                                     (.19)              -                (.19)         9.62
Class R-5:                                                                                 -
 Six months ended 3/31/2004 (5)                                         (.43)              -                (.43)        12.34
 Year ended 9/30/2003                                                   (.94)              -                (.94)        11.88
 Period from 5/15/2002 to 9/30/2002                                     (.40)              -                (.40)         9.62




FINANCIAL HIGHLIGHTS (1)


                                                                                     Ratio of         Ratio of
                                                                                  expenses to      expenses to       Ratio of
                                                                Net assets,       average net      average net     net income
                                                       Total  end of period     assets before     assets after     to average
                                                   return (3) (in millions)     reimbursement    reimbursement(4)  net assets
Class A:
 Six months ended 3/31/2004 (5)                        7.47%        $6,946               .65% (6)         .65% (6)     7.07% (6)
 Year ended 9/30/2003                                  34.30         6,235                .75              .75          8.49
 Year ended 9/30/2002                                  (5.88)        3,327                .88              .88          9.99
 Year ended 9/30/2001                                  (3.44)        2,936                .83              .83          9.75
 Year ended 9/30/2000                                   5.29         2,788                .82              .82          8.87
 Year ended 9/30/1999                                   8.11         2,777                .82              .82          9.21
Class B:
 Six months ended 3/31/2004 (5)                         7.04           816               1.46 (6)         1.46 (6)      6.27 (6)
 Year ended 9/30/2003                                  33.28           736               1.51             1.51          7.63
 Year ended 9/30/2002                                  (6.57)          294               1.59             1.59          9.28
 Year ended 9/30/2001                                  (4.17)          123               1.57             1.57          8.75
 Period from 3/15/2000 to 9/30/2000                     (.05)           27               1.52 (6)         1.52 (6)      8.18 (6)
Class C:
 Six months ended 3/31/2004 (5)                         7.00           876               1.54 (6)         1.54 (6)      6.17 (6)
 Year ended 9/30/2003                                  33.17           772               1.60             1.60          7.49
 Year ended 9/30/2002                                  (6.65)          262               1.67             1.67          9.21
 Period from 3/15/2001 to 9/30/2001                    (5.11)           44               1.70 (6)         1.70 (6)      8.54 (6)
Class F:
 Six months ended 3/31/2004 (5)                         7.40           556                .79 (6)          .79 (6)      6.90 (6)
 Year ended 9/30/2003                                  34.17           470                .84              .84          8.26
 Year ended 9/30/2002                                  (5.95)          156                .93              .93          9.95
 Period from 3/15/2001 to 9/30/2001                    (4.86)           32                .93 (6)          .93 (6)      9.32 (6)
Class 529-A:
 Six months ended 3/31/2004 (5)                         7.42            41                .75 (6)          .75 (6)      6.97 (6)
 Year ended 9/30/2003                                  34.17            28                .77              .77          8.36
 Period from 2/19/2002 to 9/30/2002                   (10.11)            7               1.07 (6)         1.07 (6)     10.40 (6)
Class 529-B:
 Six months ended 3/31/2004 (5)                         6.93            11               1.67 (6)         1.67 (6)      6.05 (6)
 Year ended 9/30/2003                                  33.01             7               1.73             1.73          7.36
 Period from 2/25/2002 to 9/30/2002                    (9.54)            2               1.82 (6)         1.82 (6)      9.67 (6)
Class 529-C:
 Six months ended 3/31/2004 (5)                         6.94            22               1.66 (6)         1.66 (6)      6.07 (6)
 Year ended 9/30/2003                                  33.03            16               1.71             1.71          7.43
 Period from 2/19/2002 to 9/30/2002                   (10.52)            4               1.80 (6)         1.80 (6)      9.65 (6)
Class 529-E:
 Six months ended 3/31/2004 (5)                         7.22             3               1.14 (6)         1.14 (6)      6.59 (6)
 Year ended 9/30/2003                                  33.73             2               1.18             1.18          7.94
 Period from 3/15/2002 to 9/30/2002                   (12.29)            -  (7)          1.27 (6)         1.27 (6)     10.45 (6)
Class 529-F:
 Six months ended 3/31/2004 (5)                         7.35             2                .89 (6)          .89 (6)      6.83 (6)
 Year ended 9/30/2003                                  34.06             1                .92              .92          7.96
 Period from 9/16/2002 to 9/30/2002                    (2.23)            -  (7)           .05              .05           .77




Financial highlights (1)                                           (continued)


                                                                                     Ratio of         Ratio of
                                                                                  expenses to      expenses to      Ratio of
                                                                Net assets,       average net      average net    net income
                                                       Total  end of period     assets before     assets after    to average
                                                      return  (in millions)     reimbursement    reimbursement    net assets
Class R-1:
 Six months ended 3/31/2004 (5)                         6.98             3               1.72 (6)         1.57 (6)      6.14 (6)
 Year ended 9/30/2003                                  33.16             1               2.01             1.60          7.20
 Period from 7/11/2002 to 9/30/2002                    (1.70)            -  (7)          2.07              .38          2.32
Class R-2:
 Six months ended 3/31/2004 (5)                         7.01            31               2.08 (6)         1.54 (6)      6.19 (6)
 Year ended 9/30/2003                                  33.21            15               2.31             1.57          7.34
 Period from 6/18/2002 to 9/30/2002                    (8.05)            -  (7)           .85              .48          3.17
Class R-3:
 Six months ended 3/31/2004 (5)                         7.21            41               1.17 (6)         1.15 (6)      6.59 (6)
 Year ended 9/30/2003                                  33.71            14               1.28             1.18          7.74
 Period from 6/21/2002 to 9/30/2002                    (6.63)            1                .51              .36          3.21
Class R-4:
 Six months ended 3/31/2004 (5)                         7.40            14                .79 (6)          .79 (6)      6.94 (6)
 Year ended 9/30/2003                                  34.17             9                .86              .83          8.13
 Period from 7/19/2002 to 9/30/2002                    (1.58)            -  (7)          9.55              .14          2.25
Class R-5:
 Six months ended 3/31/2004 (5)                         7.57            67                .47 (6)          .47 (6)      7.27 (6)
 Year ended 9/30/2003                                  34.61            75                .52              .52          8.77
 Period from 5/15/2002 to 9/30/2002                   (11.41)           42                .23              .23          4.25



                                                          Six months
                                                               ended                    Year ended September 30
                                                           March 31,
                                                              2004(5)       2003      2002        2001      2000      1999

Portfolio turnover rate for all classes of shares              18%           41%       34%         44%       46%       30%


(1) Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Year ended 1999 is based on shares outstanding on the last day of the year; all other periods are based on average shares outstanding.
(3) Total returns exclude all sales charges, including contingent deferred sales charges.
(4) The ratios in this column reflect the impact, if any, of certain reimbursements and payments from CRMC. During some of the periods shown, CRMC voluntarily reduced fees for investment advisory services for all share classes. In addition, during the start-up period for the retirement share classes (except R-5), CRMC voluntarily agreed to pay a portion of the fees related to transfer agent services.
(5) Unaudited.
(6) Annualized.
(7) Amount less than $1 million.


See Notes to Financial Statements


OTHER SHARE CLASS RESULTS

CLASS B, CLASS C, CLASS F AND CLASS 529                              unaudited
RETURNS FOR PERIODS ENDED MARCH 31, 2004:

                                                                                              1 YEAR         LIFE OF CLASS
CLASS B SHARES
Reflecting applicable contingent deferred sales charge
     (CDSC), maximum of 5%, payable only if shares are
     sold within six years of purchase                                                        +15.99%            +5.85%(1)
Not reflecting CDSC                                                                           +20.99%            +6.23%(1)

CLASS C SHARES
Reflecting CDSC, maximum of 1%, payable only if shares
     are sold within one year of purchase                                                     +19.89%            +7.95%(2)
Not reflecting CDSC                                                                           +20.89%            +7.95%(2)

CLASS F SHARES(3)
Not reflecting annual asset-based fee charged by
     sponsoring firm                                                                          +21.80%            +8.71%(2)

CLASS 529-A SHARES
Reflecting 3.75% maximum sales charge                                                         +17.37%           +11.04%(4)
Not reflecting maximum sales charge                                                           +21.91%           +13.06%(4)

CLASS 529-B SHARES
Reflecting applicable CDSC, maximum of 5%, payable
     only if shares are sold within six years of purchase                                     +15.74%           +11.10%(5)
Not reflecting CDSC                                                                           +20.74%           +12.79%(5)

CLASS 529-C SHARES
Reflecting CDSC, maximum of 1%, payable only if shares
     are sold within one year of purchase                                                     +19.76%           +12.12%(4)
Not reflecting CDSC                                                                           +20.76%           +12.12%(4)

CLASS 529-E SHARES(3)                                                                         +21.39%           +11.87%(6)

CLASS 529-F SHARES(3)
Not reflecting annual asset-based fee charged by
     sponsoring firm                                                                          +21.69%           +24.87%(7)

Figures shown on this page are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For the most current information and month-end results, visit americanfunds.com.

(1) Average annual total return from March 15, 2000, when Class B shares were first sold.
(2) Average annual total return from March 15, 2001, when Class C and Class F shares were first sold.
(3) These shares are sold without any initial or contingent deferred sales charge.
(4) Average annual total return from February 19, 2002, when Class 529-A and
    Class 529-C shares were first sold.
(5) Average annual total return from February 25, 2002, when Class 529-B shares were first sold.
(6) Average annual total return from March 15, 2002, when Class 529-E shares were first sold.
(7) Average annual total return from September 16, 2002, when Class 529-F shares were first sold.

OFFICES OF THE FUND AND
OF THE INVESTMENT ADVISER
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

135 South State College Boulevard
Brea, CA 92821-5823

TRANSFER AGENT FOR SHAREHOLDER ACCOUNTS
American Funds Service Company
(Please write to the address nearest you.)

P.O. Box 25065
Santa Ana, CA 92799-5065

P.O. Box 659522
San Antonio, TX 78265-9522

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

CUSTODIAN OF ASSETS
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

COUNSEL
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, CA 90071-2228

INDEPENDENT AUDITORS
Deloitte & Touche LLP
Two California Plaza
350 South Grand Avenue
Los Angeles, CA 90071-3462

PRINCIPAL UNDERWRITER
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

There are several ways to invest in American High-Income Trust. Class A shares are subject to a 3.75% maximum up-front sales charge that declines for accounts (and aggregated investments) of $100,000 or more. Other share classes, which are generally not available for certain employer-sponsored retirement plans, have no up-front sales charges but are subject to additional annual expenses and fees. Annualized expenses for Class B shares were 0.81 percentage points higher than for Class A shares; Class B shares convert to Class A shares after eight years of ownership. If redeemed within six years, Class B shares may also be subject to a contingent deferred sales charge ("CDSC") of up to 5% that declines over time. Class C shares were subject to annualized expenses 0.89 percentage points higher than those for Class A shares and a 1% CDSC if redeemed within the first year after purchase. Class C shares convert to Class F shares after 10 years. Class F shares, which are available only through certain fee-based programs offered by broker-dealer firms and registered investment advisers, had higher annualized expenses (by 0.14 percentage points) than did Class A shares, and an annual asset-based fee charged by the sponsoring firm. Expenses are deducted from income earned by the fund. As a result, dividends and investment results will differ for each share class.

INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF AMERICAN HIGH-INCOME TRUST AND COLLEGEAMERICA. THIS AND OTHER IMPORTANT INFORMATION IS CONTAINED IN THE PROSPECTUS, WHICH CAN BE OBTAINED FROM YOUR FINANCIAL ADVISER AND SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY ALSO CALL AMERICAN FUNDS SERVICE COMPANY AT 800/421-0180 OR VISIT THE AMERICAN FUNDS WEBSITE AT AMERICANFUNDS.COM.

"AMERICAN FUNDS PROXY VOTING GUIDELINES" -- WHICH DESCRIBES HOW WE VOTE PROXIES RELATING TO PORTFOLIO SECURITIES -- IS AVAILABLE UPON REQUEST, FREE OF CHARGE, BY CALLING AMERICAN FUNDS SERVICE COMPANY, VISITING THE AMERICAN FUNDS WEBSITE OR ACCESSING THE U.S. SECURITIES AND EXCHANGE COMMISSION WEBSITE AT WWW.SEC.GOV.

This report is for the information of shareholders of American High-Income Trust, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2004, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

[logo - American Funds(R)]

The right choice for the long term(R)

WHAT MAKES AMERICAN FUNDS DIFFERENT?

For more than 70 years, we have followed a consistent philosophy that we firmly believe is in our investors' best interests. The range of opportunities offered by our family of just 29 carefully conceived, broadly diversified funds has attracted over 25 million shareholder accounts.

OUR UNIQUE COMBINATION OF STRENGTHS INCLUDES THESE FIVE FACTORS:

o  A LONG-TERM, VALUE-ORIENTED APPROACH
   Rather than follow fads, we pursue a consistent strategy, focusing on each investment's long-term potential.

o  AN UNPARALLELED GLOBAL RESEARCH EFFORT
   American Funds draws on one of the industry's most globally integrated research networks.

o  THE MULTIPLE PORTFOLIO COUNSELOR SYSTEM
   Every American Fund is divided among a number of portfolio counselors. Each takes responsibility for a portion independently, within each fund's objectives; in most cases, research analysts manage a portion as well. Over time this method has contributed to a consistency of results and continuity of management.

o  EXPERIENCED INVESTMENT PROFESSIONALS
   The recent market decline was not the first for most of the portfolio counselors who serve the American Funds. Nearly 70% of them were in the investment business before the sharp market decline of 1987.

o  A COMMITMENT TO LOW OPERATING EXPENSES
   American Funds' operating expenses are among the lowest in the mutual fund industry. Our portfolio turnover rates are low as well, keeping transaction costs and tax consequences contained.

29 MUTUAL FUNDS, CONSISTENT PHILOSOPHY, CONSISTENT RESULTS

o  GROWTH FUNDS
   AMCAP Fund(R)
   EuroPacific Growth Fund(R)
   The Growth Fund of America(R)
   The New Economy Fund(R)
   New Perspective Fund(R)
   New World Fund(SM)
   SMALLCAP World Fund(R)

o  GROWTH-AND-INCOME FUNDS
   American Mutual Fund(R)
   Capital World Growth and Income Fund(SM)
   Fundamental Investors(SM)
   The Investment Company of America(R)
   Washington Mutual Investors Fund(SM)

o  EQUITY-INCOME FUNDS
   Capital Income Builder(R)
   The Income Fund of America(R)

o  BALANCED FUND
   American Balanced Fund(R)

o  BOND FUNDS
>  American High-Income Trust(SM)
   The Bond Fund of America(SM)
   Capital World Bond Fund(R)
   Intermediate Bond Fund of America(R)
   U.S. Government Securities Fund(SM)

o  TAX-EXEMPT BOND FUNDS
   American High-Income Municipal Bond Fund(R)
   Limited Term Tax-Exempt Bond Fund of America(SM)
   The Tax-Exempt Bond Fund of America(R)

   STATE-SPECIFIC TAX-EXEMPT FUNDS
   The Tax-Exempt Fund of California(R)
   The Tax-Exempt Fund of Maryland(R)
   The Tax-Exempt Fund of Virginia(R)

o  MONEY MARKET FUNDS
   The Cash Management Trust of America(R)
   The Tax-Exempt Money Fund of America(SM)
   The U.S. Treasury Money Fund of America(SM)

THE CAPITAL GROUP COMPANIES

American Funds

Capital Research and Management
Capital International
Capital Guardian
Capital Bank and Trust

Lit. No. MFGESR-921-0504

Litho in USA  RCG/L/8076

Printed on recycled paper


ITEM 2 - Code of Ethics

Not applicable for filing of Semiannual Reports to Shareholders.


ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of Semiannual Reports to Shareholders.


ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of Semiannual Reports to Shareholders.


ITEM 5 - Audit Committee of Listed Registrants

Not applicable.


ITEM 6 - Reserved


ITEM 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.


ITEM 8 - Reserved

ITEM 9 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees since the registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The registrant has a nominating committee comprised solely of persons who are not considered "interested persons" of the registrant within the meaning of the Investment Company Act of 1940. The committee periodically reviews such issues as the Board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board. Such suggestions must be sent in writing to the nominating committee of the registrant, c/o the registrant's Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating committee.


ITEM 10 - Controls and Procedures

(a) The officers providing the certifications in this report in accordance with rule 30a-2 under the Investment Company Act of 1940 have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal half-year (the Registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 11 - Exhibits

(a) The Code of Ethics - not applicable for filing of Semiannual Reports to Shareholders.

(b) The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN HIGH-INCOME TRUST



By /s/ David C. Barclay
David C. Barclay, President and PEO

Date: June 8, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By /s/ David C. Barclay
David C. Barclay, President and PEO

Date: June 8, 2004



By /s/ Susi M. Silverman
Susi M. Silverman, Treasurer

Date: June 8, 2004